Registration Nos.: 33-82268 and
                                                                       811-8670

              As filed with the Securities and Exchange Commission

                                on April 30, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 10                               X

                                      and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


     Amendment No. 11                                              X


                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 210-498-8000

                             CYNTHIA A. TOLES, ESQ.
                     Vice President and Assistant Secretary
                          USAA Life Insurance Company

                        9800 Fredericksburg Road, A-1-E
                          San Antonio, Texas 78288-4501

                    (Name and Address of Agents for Service)

                                   Copies to:

                              DIANE E. AMBLER, ESQ.
                          Kirkpatrick & Lockhart, LLP
                    1800 Massachusetts Ave., N.W., Suite 200
                          Washington, D.C. 20036-1800
                                 (202) 778-9000

                            Exhibit Index on Page
                                                  ---
                                                                  Page 1 to
                                                                            ---

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check the appropriate box):

[ ]       Immediately upon filing pursuant to paragraph (b) of Rule 485


[X]       On May 1, 2002 pursuant to paragraph (b) of Rule 485


[ ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]       On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.


832804v3

USAA(R) [LOGO]

                          USAA LIFE INSURANCE COMPANY
                                VARIABLE ANNUITY
                                   PROSPECTUS

                                  MAY 1, 2002

USAA Life Insurance Company
Variable Annuity

Table of Contents

Section


A. Flexible Premium Deferred Combination
   Fixed and Variable Annuity Contract Prospectus  ......................3A-46A

B. USAA Life Investment Trust Prospectus  ...............................1B-27B
   (Income Fund)  ........................................................2B-5B
   (Growth and Income Fund)  .............................................6B-7B
   (World Growth Fund)  .................................................8B-10B
   (Diversified Assets Fund)  ..........................................11B-14B
   (Aggressive Growth Fund)  ...........................................15B-17B

C. Vanguard(R) Variable Insurance Fund Prospectuses  .......................C-C
   (Money Market Portfolio)  ...............................................C-C
   (High Yield Bond Portfolio) ............................................ C-C
   (Diversified Value Portfolio)  ..........................................C-C
   (Equity Index Portfolio)  ...............................................C-C
   (Mid-Cap Index Portfolio)  ..............................................C-C
   (Small Company Growth Portfolio)  .......................................C-C
   (International Portfolio)  ..............................................C-C
   (REIT Index Portfolio)  .................................................C-C


D. Fidelity(R) Variable Insurance Products Prospectuses  ...................D-D
   (Contrafund(R) Portfolio, Initial Class)  ...............................D-D
   (Equity-Income Portfolio, Initial Class)  ...............................D-D
   (Dynamic Capital Appreciation Portfolio, Initial Class)  ................D-D

E. Scudder Variable Series I Prospectus  ...................................E-E
   (Capital Growth Portfolio, Class A Shares)  .............................E-E

F. Alger American Fund Prospectus  .........................................F-F
   (Alger American Growth Portfolio)  ......................................F-F

                      This page left blank intentionally.

                                VARIABLE ANNUITY
                                   Prospectus

                                  May 1, 2002

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone: 1-800-531-2923

USAA Life Insurance Company ("USAA Life") is offering a flexible premium deferred combination fixed and variable annuity contract ("Contract") to the general public. This Prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds ("Funds"):

USAA Life Investment Trust               Fidelity(R) Variable Insurance Products
--------------------------               ---------------------------------------
USAA Life Growth and Income Fund         Fidelity VIP Contrafund (R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund         Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life World Growth Fund              Fidelity VIP Dynamic Capital Appreciation Portfolio,
USAA Life Diversified Assets Fund        Initial Class
USAA Life Income Fund

Vanguard(R) Variable Insurance Fund      Scudder Variable Series I
-----------------------------------      -------------------------
Vanguard Diversified Value Portfolio     Scudder VS I Capital Growth Portfolio, Class A Shares
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio         The Alger American Fund
Vanguard Small Company Growth Portfolio  -----------------------
Vanguard International Portfolio         Alger American Growth Portfolio
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market

USAA Life ("We") have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this Prospectus. Its table of contents appears on page 46A. For a free copy, call 1-800-531-2923.

                          Investments in the Variable Fund Accounts are not
                          deposits or other obligations of, or guaranteed by,
                          the USAA Federal Savings Bank, are not insured by the
                          Federal Deposit Insurance Corporation ("FDIC") or any
                          other government agency, are subject to investment
IMPORTANT                 risks, and may lose value.
 NOTICES
                          The Securities and Exchange Commission has not approved or disapproved the securities described in this Prospectus or passed upon the adequacy of this Prospectus. Anyone who tells you otherwise is committing a federal crime.

                                       3A

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
TABLE OF CONTENTS

Contract Features

Index of Important Terms  ...................................................5A
The Contract at a Glance  ...................................................6A
How the Contract Works  .....................................................8A
Expenses  ...................................................................9A
Investment Choices  ........................................................12A
Special Services  ..........................................................17A
   Automatic Payment Plan  .................................................17A
   Dollar Cost Averaging Program  ..........................................17A
   Systematic Withdrawal Program  ..........................................17A
Your Contract Value  .......................................................18A
Annuity Benefits  ..........................................................19A
Death Benefits  ............................................................22A

Transactions

How Do I...
.... Contact USAA Life  .....................................................24A
.... Buy a Contract  ........................................................24A
.... Invest More Money  .....................................................24A
.... Access My Money  .......................................................25A
.... Change My Investment Choices  ..........................................25A
.... Change My Premium Allocations  .........................................26A
.... Change My Annuity Date  ................................................26A
.... Change My Annuitant  ...................................................26A
.... Change My Beneficiary  .................................................26A
.... Transfer or Assign Ownership  ..........................................26A
.... Place a Telephone Request  .............................................26A
.... Cancel My Contract during the Free Look  ...............................27A
.... Keep Track of My Investments  ..........................................27A
.... Start Receiving Annuity Payments  ......................................27A
.... Report a Death  ........................................................28A
Processing Dates  ..........................................................28A
Postponement of Payments  ..................................................29A

Other Information

More Information About...
.... USAA Life  .............................................................30A
.... The Separate Account  ..................................................30A
.... The Funds  .............................................................30A
.... The Contract  ..........................................................31A
.... Charges and Deductions  ................................................32A
Tax Information  ...........................................................35A
Financial Information  .....................................................38A
Performance Information  ...................................................41A
Contents of Statement of Additional Information  ...........................46A

                                       4A

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS

Term                                                                       Page
----                                                                       ----
Accumulation Unit  .........................................................18A
Annuitant  ..................................................................9A
Annuity Date  ...............................................................8A
Annuity Unit  ..............................................................19A
Beneficiary  ................................................................9A
Contract  ...................................................................3A
Contract Year  .............................................................17A
Distribution Option  .......................................................21A
Effective Date  .............................................................8A
Fixed Annuity Payments  ....................................................19A
Fixed Fund Account  ........................................................16A
Fixed Fund Account Value  ..................................................18A
Free Look Period  ...........................................................6A
Funds  ......................................................................3A
General Account  ...........................................................16A
Nonqualified Plan  ..........................................................8A
Proof of Death  ............................................................28A
Qualified Plan  .............................................................8A
Variable Annuity Payments  .................................................19A
Variable Fund Accounts  ....................................................12A
Variable Fund Account Value  ...............................................18A

                                       5A                     CONTRACT FEATURES

------------------------
THE CONTRACT AT A GLANCE
------------------------

The following is a snapshot of the Contract. Please read the remainder of this Prospectus for more information.


==========================================================================================================
                       You can purchase a Contract with as little as $1,000. You can add to your Contract
Flexible               as often and as much as you like, but each payment must be at least $100. You
Payments               must maintain a minimum account size of $1,000. In summary:

                                 Minimum initial payment:          $1,000
                                 Minimum subsequent payment:       $  100
                                 Minimum account size:             $1,000

                       Lower minimums apply to United Services Automobile Association ("USAA")
                       employees and Contracts held in IRA and other tax-qualified plans.
----------------------------------------------------------------------------------------------------------

                       You may cancel your Contract within 10 days of receipt (or a longer period
Free Look              depending on where you reside) ("Free Look Period"). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the
                       Vanguard Money Market Portfolio Variable Fund Account during the Free Look
                       Period plus 5 calendar days. (See "Processing Dates - Special Processing" in this
                       Prospectus.)
----------------------------------------------------------------------------------------------------------

Expenses               You will bear the following expenses:
                         o   .75% total separate account annual fees (as a percentage of average net assets) (See "More Information About - Charges and Deductions.")
                         o   $30 annual contract maintenance charge
                         o   No charge for withdrawals from a Fixed or Variable Fund Account
                         o   State premium tax (if your state imposes one)

                       In addition, total Fund annual expenses range from .17% to 1.50% (as a percentage of net assets).
----------------------------------------------------------------------------------------------------------

                       For your convenience, we offer these special services:
Special Services         o   Automatic Payment Plan
                         o   Dollar Cost Averaging Program
                         o   Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------------

                       The Contract offers 19 investment choices including:
Investment               o   1 Fixed Fund Account (guaranteed to earn at least 3% interest)
Choices                  o   18 Variable Fund Accounts investing in mutual fund portfolios managed by these professional money managers:
                              o USAA Investment Management Company ("USAA IMCO")
                              o The Vanguard Group, Inc. ("Vanguard Group")
                              o Fidelity Management & Research Company ("Fidelity Management")
                              o Deutsche Investment Management Americas Inc. ("DeIM")
                              o Fred Alger Management, Inc. ("Alger Management")
                              o Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley")
                              o Granahan Investment Management, Inc. ("Granahan Investment")
                              o Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
                              o Schroder Investment Mgmt. North America Inc. ("Schroder Investment")
                              o Wellington Management Company, LLP ("Wellington Management")
==========================================================================================================


CONTRACT FEATURES                      6A

==========================================================================================================
                       To find out current rates being paid on the Fixed Fund Account, call us at
Investment             1-800-531-2923. To find out how the Variable Fund Accounts have performed,
Performance            please refer to "Performance Information." You can obtain more current information by visiting us online at usaa.com or by calling the toll-free USAA
                       Touchline(R) at 1-800-531-5433.
----------------------------------------------------------------------------------------------------------

Annuity Benefits       You can choose from a variety of annuity payment options:
                         o   5 fixed annuity payment options
                         o   3 variable annuity payment options
                         o   1 systematic withdrawal option
----------------------------------------------------------------------------------------------------------

Death Benefits         If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                         o   the value of your Contract ("Contract Value") on the date we receive proof of death, or
                         o   total premiums paid less withdrawals and premium taxes.

                       If you die on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.
----------------------------------------------------------------------------------------------------------

Transfers              You may transfer your money among your investment choices up to 18 times per
                       Contract Year. You must transfer at least $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring. (See
                       "How Do I Change My Investment Choices?")

                       We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.
----------------------------------------------------------------------------------------------------------

Withdrawals            You may withdraw some or all of your money at anytime before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. (See "How Do I Access My Money?")
==========================================================================================================

----------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
----------------------------------------------------------------------------

                                      7A                       CONTRACT FEATURES

----------------------
HOW THE CONTRACT WORKS
----------------------

The Contract basically works in two ways.

1st, the Contract can help you save for retirement because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the "Effective Date") and continues to the date you begin receiving annuity payments (we call that the "Annuity Date"). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2nd, the Contract can help you plan for retirement because you can use it to receive retirement income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under "Annuity Benefits - Distribution Options." You do this during what we call the "Distribution Phase" of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds.

You can use the Contract with a "Nonqualified Plan" or a "Qualified Plan."
       o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
       o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity ("IRA") or tax-sheltered annuity ("TSA") that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

Effective     Accumulation
Date             Phase                 Annuity Date         Distribution Phase

[graphic]
            You save for retirement
You buy                              You start       You can             Or you can receive
a Contract                           receiving       receive             annuity payments
                                     annuity         annuity             for as long as you
                                     payments or     payments            live
                                     receive a lump  for a set period
                                     sum payment

CONTRACT FEATURES                     8A

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
          o the investment choices during the Accumulation and Distribution Phases;
          o  the amount and timing of your premium payments and withdrawals;
          o  the special services you want to use to invest or withdraw money;
          o the annuity payment option you want to use to receive retirement income;
          o the annuitant (either yourself or someone else) on whose life the annuity payments will be based ("Annuitant");
          o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies ("Beneficiaries"); and
          o  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See "More Information About - The Contract.") In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.

--------
EXPENSES
--------

The table below lists the expenses that you will bear directly or indirectly under the Contract. The table does not show premium taxes imposed by the state where you reside. For more information about Separate Account expenses, see "More Information About - Charges and Deductions." For more information about Fund expenses, see the prospectuses for the Funds.

Transaction Expenses
--------------------

       Sales Load Imposed on Premium Payments                            None
       Deferred Sales Load                                               None


       Withdrawal Fee                                                    None
       Transfer Fee(1)                                                   None

Annual Contract Fee
-------------------


       Contract Maintenance Charge(2)                                    $30

Separate Account Annual Expenses (as a percentage of average net assets)
--------------------------------
       Mortality and Expense Risk Charge(3)                              .65%
       Administrative Expense(3)                                         .10%
                                                                         ----
       Total Separate Account Annual Expenses(3)                         .75%
                                                                         ====



(1) We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate,suspend, or modify the transfer privilege.

(2) Applies annually during the Accumulation Phase.
(3) Applies only to the Variable Fund Accounts. (See "More Information About - Charges and Deductions.")

                                      9A                       CONTRACT FEATURES

Annual Expenses of the Funds (as a percentage of average net assets)(4)
----------------------------



-----------------------------------------------------------------------------------
                                                       Other Expenses
                                                            After      Total Fund
                                           Management      Expense       Annual
Name of Variable Fund Account                 Fees      Reimbursement   Expenses
-----------------------------------------------------------------------------------
USAA Life Growth and Income(5)                 .20%          .15%          .35%
-----------------------------------------------------------------------------------
USAA Life Aggressive Growth(5)                 .50           .20           .70
-----------------------------------------------------------------------------------
USAA Life World Growth(5)                      .20           .45           .65
-----------------------------------------------------------------------------------
USAA Life Diversified Assets(5)                .20           .15           .35
-----------------------------------------------------------------------------------
USAA Life Income (5)                           .20           .15           .35
-----------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio           .13           .32           .45
-----------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                .01           .16           .17
-----------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio               .01           .27           .28
-----------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio        .15           .35           .50
-----------------------------------------------------------------------------------
Vanguard International Portfolio               .13           .30           .43
-----------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                  .01           .38           .39
-----------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio             .06           .22           .28
-----------------------------------------------------------------------------------
Vanguard Money Market Portfolio                .01           .17           .18
-----------------------------------------------------------------------------------
Fidelity VIP Contrafund (R) Portfolio,
Initial Class(6)                               .58           .10           .68
-----------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio,
Initial Class(6)                               .48           .10           .58
-----------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation
Portfolio, Initial Class(6) (7)                .58           .92          1.50
-----------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio,
Class A Shares                                 .46           .04           .50
-----------------------------------------------------------------------------------
Alger American Growth Portfolio                .75           .06           .81
-----------------------------------------------------------------------------------


(4) The figures shown in the table are as of each Fund's most recently completed fiscal year. These expenses are reflected in the daily price of each Fund's shares.

(5) USAA Life has agreed to reimburse the expenses of the USAA Life Investment Trust Funds that exceed, annually, .70% of the monthly average net assets of the Aggressive Growth Fund, .65% of the monthly average net assets of the World Growth Fund, and .35% of the monthly average net assets of each other Fund. We may stop assuming these expenses by giving the USAA Life Investment Trust 120 days advance notice. Absent our agreement to reimburse these expenses, the total Fund annual expenses of the USAA Life Growth and Income, Aggressive Growth, World Growth, Diversified Assets, and Income Funds for the 2001 fiscal year would have been: .42%, 1.03%, 1.11%, .59%, and .85%, respectively.


(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Funds paid were used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying Fund prospectuses for details.



(7) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the Fund's manager at any time. Absent this agreement to reimburse these expenses, the total management fee, other expenses and total annual expenses in 2001 were .58%, 3.01% and 3.59%, respectively.


CONTRACT FEATURES                     10A

Example:
The example below shows how much you would pay in expenses for each $1,000 of premium payment for each period shown if you assume:
      o a $1,000 investment in a Variable Fund Account,
      o a 5% annual return is earned, .
      o you surrendered your Contract or chose to receive annuity payments at the end of each time period,
      o a $40,198 average Contract account size to express the $30 Contract Maintenance Charge as a percentage, and
      o Fund expenses, after any expense reimbursement.

Please remember that you are looking at an example. Your actual expenses may be lower or greater than those shown. Please note there are no fees for withdrawals from a Variable Fund Account.


-------------------------------------------------------------------------------------
Name of Variable Fund Account               1 yr.      3yrs.      5 yrs.      10 yrs.
-------------------------------------------------------------------------------------
USAA Life Growth and Income                  $12        $37        $64        $141
-------------------------------------------------------------------------------------
USAA Life Aggressive Growth                   15         48         82         180
-------------------------------------------------------------------------------------
USAA Life World Growth                        15         46         80         174
-------------------------------------------------------------------------------------
USAA Life Diversified Assets                  12         37         64         141
-------------------------------------------------------------------------------------
USAA Life Income                              12         37         64         141
-------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio          13         40         69         153
-------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio               10         31         55         121
-------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio              11         35         60         134
-------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio       13         42         72         158
-------------------------------------------------------------------------------------
Vanguard International Portfolio              13         40         68         150
-------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                 12         38         66         146
-------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio            11         35         60         134
-------------------------------------------------------------------------------------
Vanguard Money Market Portfolio               10         32         55         122
-------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          15         47         81         178
-------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio          14         44         76         167
-------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital App. Portfolio   23         72        123         262
-------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio         13         42         72         158
-------------------------------------------------------------------------------------
Alger American Growth Portfolio               16         51         88         192
-------------------------------------------------------------------------------------


Accumulation Unit Data
----------------------

The accumulation unit data for the Variable Fund Accounts appear under the heading "Financial Information" in this Prospectus.

                                      11A                     CONTRACT FEATURES

------------------
INVESTMENT CHOICES
------------------

During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any Variable Fund Accounts and our Fixed Fund Account.

Variable Fund Accounts
----------------------

The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.


=============================================================================================================
INVESTMENT OBJECTIVE           PRINCIPAL INVESTMENT                                 INVESTOR PROFILE
& INVESTMENT ADVISER           STRATEGIES
-------------------------------------------------------------------------------------------------------------
                                                 Large-Cap Value Funds
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income     o Normally invests at least 80% of total assets      May be appropriate for
Portfolio,                       in income-producing equity securities, which       investors who are willing
Initial Class                    tends to lead to investments in large cap          to ride out stock market
                                 "value" stocks.                                    fluctuations in pursuit
Objective:                     o Potentially investing in other types of equity     of potentially above-
----------                       securities and debt securities, including lower-   average long-term
Reasonable income. The           quality debt securities.                           returns.  Designed for
Fund will also consider the    o Invests in domestic and foreign issuers.           those who want some
potential for capital          o Uses fundamental analysis of each issuer's         income from equity and
appreciation. The Fund's         financial condition and industry position and      bond securities, but also
goal is to achieve a yield       market and economic conditions to select           want to be invested in
which exceeds the composite      investments.                                       the stock market for its
yield on the securities                                                             long-term growth
comprising the S&P 500(R)                                                           potential.
Index.

Adviser:
--------
Fidelity Management &
Research Company
82 Devonshire Street
Boston, Massachusetts 02109
-------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income    o Invests primarily in equity securities             Designed for the investor
Fund                             that show the best potential for total             seeking to benefit from
                                 return through a combination of capital            long-term growth of
Objective:                       appreciation and income.                           capital and return.
----------                     o Investments in convertible securities is           Because the Fund
Capital growth and current       limited to 5% of assets.  May invest               emphasizes investments in
income                           in nonconvertible debt securities and              common stocks, its value
                                 preferred stock.                                   will fluctuate based on
Adviser:                       o May invest up to 30% in American Depository        market conditions.
--------                         Receipts ("ADRs") or similar forms of              Consequently, the Fund
USAA Investment Management       ownership interest in securities of foreign        should not be relied upon
Company                          issuers deposited with a depositary, and           for short-term financial
9800 Fredericksburg Road         securities of foreign issuers that are             needs or short-term
San Antonio, Texas 78288         traded on U.S. securities exchanges or in          investment in the stock
                                 U.S. over- the-counter markets.                    market.
-----------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value     o Invests primarily in common stocks of large        May be a suitable
Portfolio                        and medium-size companies whose stocks are         investment for you if:
                                 considered by the adviser to be undervalued        (1) You wish to add a
Objective:                       and out offavor with investors. Such "value"       stock fund to your
----------                       stocks typically have above-average                existing holdings, which
Long-term growth of capital      dividend yields and/or below-average prices        could include other stock
and a moderate level of          in relation to such financial measures as          investments as well as
dividend income                  earnings, book value, and cash flow.               bond and money market
                                                                                    investments.  (2) You
Adviser:                                                                            want a stock fund
--------                                                                            employing a value
Barrow, Hanley, Mewhinney &                                                         approach in seeking long-
Strauss, Inc.                                                                       term growth in capital as
One McKinney Plaza                                                                  well as moderate level of
3232 McKinney Ave., 15th                                                            dividend income.
Floor
Dallas, Texas 75204
-----------------------------------------------------------------------------------------------------------------


CONTRACT FEATURES                     12A

=================================================================================================================
INVESTMENT OBJECTIVE           PRINCIPAL INVESTMENT                                 INVESTOR PROFILE
& INVESTMENT ADVISER           STRATEGIES
-----------------------------------------------------------------------------------------------------------------
                                                         Large-Cap Growth Funds
-----------------------------------------------------------------------------------------------------------------
Alger American Growth          o Invests primarily in equity securities,            May be appropriate for
Portfolio                        such as common orterm preferred stocks,            investors seeking long-
                                 which are listed on U.S. exchanges or              capital appreciation.
Objective:                       in the over-the-counter market.
----------                     o The Portfolio invests primarily in "growth"
Long-term capital                stocks.
appreciation                   o Under normal circumstances, the Portfolio
                                 invests primarily in the equity securities
Adviser:                         of large companies with a market
--------                         capitalization of $1 billion or greater.
Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, New Jersey
07302
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)     o Normally invests primarily in common               May be appropriate for
Portfolio, Intial Class          stocks.                                            investors who are willing
                               o Invests in securities of companies whose           to ride out stock market
Objective:                       value it believes is not fully recognized          fluctuations in pursuit
----------                       by the public.                                     of potentially above-
Long-term capital              o Invests in domestic and foreign issuers.           average long-term returns.
appreciation                   o Invests in either "growth" stocks or
                                 "value" stocks or both.
Adviser:                       o Uses fundamental issuer's financial
--------                         condition and industry position and
Fidelity Management &            market and economic conditions to select
Research Company                 investments.
82 Devonshire Street
Boston, Massachusetts
02109
-----------------------------------------------------------------------------------------------------------------
                                                         Large-Cap Blend Funds
-----------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth    o Invests at least 65% of total assets in            May be appropriate for
Portfolio, Class A Shares        common stocks of U.S. companies.                   investors seeking long-
                               o Although the Portfolio can invest in               term growth.
Objective:                       companies of any size, it generally
----------                       focuses on established companies that
Maximize long-term capital       are similar in size to the companies
growth through a broad and       in the S&P 500 Index.  The Portfolio
flexible investment program      intends to invest primarily in companies
                                 whose market capitalizations fall within
Adviser:                         the normal range of the Index.
--------
Deutsche Investment
Management Americas Inc.
345 Park Avenue
New York, New York
-------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index          o Employs a "passively" managed-or                   May be a suitable
Portfolio                        index-approach, by holding all of                  investment for you if:
                                 the stocks in the Standard & Poor's                (1) You wish to add a
Objective:                       500 Composite Stock Price Index                    low-cost, large-
----------                       in roughly the same proportion to their            capitalization stock
Long-term growth of capital      weighting in the Index.                            index fund to your
and income by attempting to    o Stocks represented in the Index, and               existing holdings, which
match the performance of a       thus the Portfolio's holding, are weighted         could include other stock
broad-based market index of      according to each stock's market                   investments as well as
stocks of large U.S.             capitalization (shares outstanding                 bond and money market
companies                        x share price).  For example, if a specific        investments. (2) You want
                                 stock represented 2% of the S&P 500 Index,         the potential for long-
Adviser:                         the Portfolio would invest 2% of                   term capital
--------                         its assets in that company.                        appreciation, with a
The Vanguard Group                                                                  moderate level of
P.O. Box 2600                                                                       dividend income.
Valley Forge, Pennsylvania
19482
-------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index         o Employs a "passively" managed-or index-            May be a suitable
Portfolio                        approach, by holding the stocks in the             investment for you if:
                                 Standard & Poor's MidCap 400 Index in              (1) You wish to add a
Objective:                       roughly the same proportion to their               low-cost, mid-
----------                       weighting in the Index.                            capitalization stock
Long-term growth of            o Stocks represented in the Index, and               index fund to your
capital by attempting to         thus the Portfolio's holdings, are weighted        existing holdings, which
match the performance of a       according to each stock's market                   could include other stock
broad-based market index         capitalization.  For example, if a specific        investments as well as
of stocks of medium-size         stock represented 5% of the S&P MidCap 400         bond and money market
U.S. companies                   Index, the Portfolio would invest 5% of its        investments. (2) You want
                                 assets in that company.                            the potential for long-
Adviser:                                                                            term capital appreciation.
--------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania
19482

---------------------------------------------------------------------------------------------------------------------


                                      13A                     CONTRACT FEATURES

===================================================================================================================================
INVESTMENT OBJECTIVE                  PRINCIPAL INVESTMENT                                INVESTOR PROFILE
& INVESTMENT ADVISER                  STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------------
                                            Mid-Cap Growth Funds
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital          o Normally invests primarily in common stocks.      May be suitable for investors seeking
Appreciation Portfolio, Initial Class o Invests in domestic and foreign issuers.          broad exposure to the domestic equity
                                      o Invests in either "growth" stocks or "value"      market without investment style
Objective:                              stocks or both.                                   restrictions.
----------                            o Uses fundamental analysis of each issuer's
Capital appreciation                    financial condition and industry position and
                                        market and economic conditions to select
Adviser:                                investments.
--------
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
-----------------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth Fund      o Invests primarily in equity securities of         Designed for the investor seeking to
                                        companies with the prospect of rapidly growing    benefit from long-term growth of capital.
Objective:                              earnings. These investments will tend to be       Generally, this Fund is expected to have
----------                              made in smaller, less-recognized companies,       a greater potential for long-term capital
Appreciation of capital                 but may include larger, more widely recognized    appreciation than growth and income
                                        companies as well.                                funds, but is also significantly more
Adviser:                              o While most of the Fund's assets will be           volatile.
--------                                invested in U.S. securities, up to 30% may also
USAA Investment Management Company      be invested in foreign securities purchased in
9800 Fredericksburg Road                either foreign or U.S. markets.
San Antonio, Texas 78288
-----------------------------------------------------------------------------------------------------------------------------------
                                               Small-Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth         o Invest mainly in the stocks of smaller            May be a suitable investment for you if:
Portfolio                               companies (which, at the time of purchase,        (1) You wish to add a small-
                                        typically have a market value of less that $1-$2  capitalization growth stock fund to your
Objective:                              billion). These companies are considered by       existing holdings, which could include
----------                              the Portfolio's advisers to have above-average    other stock investments as well as bond
Long-term growth of capital             prospects for growth, but often provide little    and money market investments. (2) You
                                        or no dividend income.                            are seeking growth of capital over the
Advisers:                                                                                 long term-at least five years. (3) You
---------                                                                                 are not looking for dividend income. (4)
Granahan Investment Management, Inc.                                                      You are willing to assume the above-
275 Wyman Street                                                                          average risk associated with investing
Waltham, Massachusetts 02154                                                              in small-cap growth stocks

Grantham, Mayo, Van Otterloo &
Co. LLC 40 Rowes Wharf
Boston, Massachusetts 02110
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Domestic Hybrid Fund
-----------------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets Fund     o Invests in a diversified program within one       Designed for the investor seeking the
                                        Mutual fund by allocating the Fund's assets,      benefits of both long-term capital
Objective:                              Under normal market conditions, in                appreciation and current return.
----------                              Approximately 60% equity securities (selected     Generally, the Fund is expected to have
Long-term capital growth, consistent    For their potential return) and approximately     less exposure to equity securities than
with preservation of capital and        40% in debt securities of varying maturities.     growth funds.
balanced by current income            o The equity securities will consist significantly
                                        Of domestic common stocks and, to a much
Adviser:                                lesser extent, may include shares of real estate
--------                                investment trusts (REITs).
USAA Investment Management Company    o The fixed income component will be made up of
9800 Fredericksburg Road                the same types of debt securities in which the
San Antonio, Texas 78288                USAA Life Income Fund may invest. The Fund
                                        may also invest in municipal lease obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                   World Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth Fund           o Invests primarily in equity securities of both    Designed for the investor seeking to
                                        Foreign and domestic issuers.                     diversify by investing in securities of
Objective:                            o May not invest more than 25% of assets in one     both domestic and foreign issuers and
----------                              Industry.                                         who is prepared to bear the risks of such
Long-term capital appreciation        o Under normal market conditions, the Fund's        investments. Because of the Fund's
                                        Investments will be diversified in at least       emphasis on equity securities and
Adviser:                                three Countries.                                  securities of foreign issuers, the Fund
--------                                                                                  should not be relied upon as a balanced
USAA Investment Management Company                                                        investment program.
9800 Fredericksburg Road
San Antonio, Texas 78288

===================================================================================================================================


CONTRACT FEATURES                     14A

===================================================================================================================================
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT                             INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio    o Invests in the stocks of seasoned companies    May be a suitable investment for you if: (1)
                                      located outside of the United States.          You wish to add an international stock fund
Objective:                          o In selecting stocks, the investment adviser    to your existing holdings, which could
----------                            evaluates foreign markets around the world.    include other stock investments as well as
Long-term growth of capital           Within markets regarded as having favorable    bond and money market investments. (2)
                                      investment climates, the adviser selects       You are seeking growth of capital over the
Adviser:                              companies with above-average growth            long-term-at least five years. (3) You are
--------                              potential whose stocks sell at reasonable      to assume the additional risks (including
Schroder Investment Management        prices.                                        currency and country risk) associated with
North America Inc.                                                                   international stocks
31 Gresham Street
London EC2V 7QA, England

-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-Term Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
USAA Life Income Fund               o Invests primarily in U.S. dollar-              Designed primarily for the investor seeking
                                      denominated debt and income-producing          to benefit from returns higher than those
Objective:                            securities that have been selected for their   available in a money market fund. An
----------                            high yields relative to the risk involved.     investor in this Fund should also be willing
Maximum current income without undue                                                 to accept principal fluctuations. The Fund
Risk to principal                                                                    should not be relied upon as a balanced
                                                                                     investment program
Adviser:
--------
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288
-----------------------------------------------------------------------------------------------------------------------------------
                                               High Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio  o Invests primarily in a diversified group of    May be a suitable investment for you if: (1)
                                      high-yielding, higher-risk corporate bonds     You are seeking a high level of income and
Objective:                            with medium- and lower-range credit-           are willing to take substantial risks in
----------                            quality ratings, commonly known as "junk       pursuit of higher returns. (2) You have a
High level of income                  bonds."                                        long-term investment horizon-more than
                                    o The Portfolio emphasizes higher grades of      five years.
Adviser:                              credit quality within the high-yield bond
--------                              universe, and under normal circumstances
Wellington Management Company, LLP    will invest at least 80% of its assets in
75 State Street                       issuers that have received B or higher credit
Boston, Massachusetts 02109           ratings from independent rating agencies or
                                      in unrated securities of comparable quality.
                                    o The Portfolio may not invest more than 20%
                                      of its assets in securities with credit ratings
                                      lower than B or that are unrated.
                                    o The adviser may consider a security's
                                      potential for capital appreciation only when
                                      it is consistent with the objective of high
                                      and sustainable current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Specialty-Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio       o Invests in the stocks of real estate           May be a suitable investment for you if: (1)
                                      investment trusts (REITs), which own office    You are looking for a simple way to gain
Objective:                            buildings, hotels, shopping centers, and       indirect exposure to the real estate market
----------                            other properties.                              to further diversify your existing holdings,
High level of income and moderate   o The Portfolio employs a "passively"            which could include other stock, bond, and
long- term growth of capital          managed-or index-approach, by holding a        money market investments. (2) You want a
                                      mix of securities that seeks to match the      stock fund that offers the potential for
Adviser:                              performance of the Morgan Stanley REIT         above-average dividend income.
--------                              Index, a benchmark of U.S. REITs.              (Historically, the securities that make up
The Vanguard Group                    Holdings of the Index, and thus of the         the Index have provided higher dividend
P.O. Box 2600                         Portfolio, are weighted according to each      income than those in the S&P 500 Index.)
Valley Forge, Pennsylvania 19482      stock's market capitalization.                 (3) You are seeking modest growth of
                                    o The Portfolio holds each stock found in the    capital over the long term-at least five
                                      Index in approximately the same proportion     years.
                                      as represented in the Index itself. For
                                      example, if a specific stock represented 2% of
                                      the Morgan Stanley REIT Index, the
                                      Portfolio would invest 2% in that stock.
===================================================================================================================================

                                      15A                     CONTRACT FEATURES

===================================================================================================================================
INVESTMENT OBJECTIVE                      PRINCIPAL INVESTMENT                         INVESTOR PROFILE
& INVESTMENT ADVISER                      STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio           o Invests in high-quality, short-term money  May be a suitable investment for you if: (1)
                                            market instruments, such as securities     You wish to add a money market fund to
Objective:                                  backed by the full faith and credit of     your existing holdings, which might also
----------                                  the U.S. government, securities issued     stock and bond investments. (2) You are
Income while maintaining liquidity and a    by  U.S. agencies, or obligations issued   seeking income and stability of principal.
stable share price of $1                    by corporations and financial
                                            institutions.
Adviser:
--------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
===================================================================================================================================

USAA IMCO is a wholly owned indirect subsidiary of USAA. Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management Research Corporation, DeIM, and Alger Management are not affiliated with USAA.


Fixed Fund Account
------------------

The Fixed Fund Account is not available to residents of Maryland, Massachusetts, Pennsylvania, Oregon, or Washington. Amounts invested in the Fixed Fund Account as well as amounts supporting fixed annuity payments are part of our general account ("General Account"). We have not registered the interests in the General Account with the SEC, nor have we registered the General Account with the SEC as an investment company. The staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the Fixed Fund Account or fixed annuity payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The money that you invest in or transfer to the Fixed Fund Account during any month ("New Money") will earn interest at what we call the "New Money Interest Rate." We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the "Portfolio Interest Rate." We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account. You have no legal rights in such investments.

CONTRACT FEATURES                     16A

----------------
SPECIAL SERVICES
----------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this Prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you 30 days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

Automatic Payment Plan
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

Dollar Cost Averaging Program
-----------------------------

This program allows you to regularly transfer money from one or more of the Variable Fund Accounts (for example, the Vanguard Money Market Portfolio Variable Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on file with us. The program does not permit transfers from the Fixed Fund Account. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer Contract Value. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A "Contract Year" is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

Systematic Withdrawal Program
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the Account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See "Tax Information.") You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

                                      17A                     CONTRACT FEATURES

-------------------
YOUR CONTRACT VALUE
-------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

Fixed Fund Account Value
------------------------

The value of your Contract in the Fixed Fund Account ("Fixed Fund Account Value") on any business day will equal:

     o   the sum of premium payments you invested in the Fixed Fund Account;
     o   plus accumulated interest;
     o plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     o   less the Fixed Fund Account portion of any Contract Maintenance
         Charges;
     o   less any withdrawals or transfers of value; and
     o   less any applicable premium tax.

Variable Fund Account Value
---------------------------

We measure the value of your Variable Fund Accounts ("Variable Fund Account Value") using a unit of measure we call the "Accumulation Unit." When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     Example:
     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit ("Accumulation Unit Value") for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at usaa.com, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:

     o calculate the change in market value from the previous day for the underlying Fund.
     o subtract insurance charges such as mortality and expense risk charge and administrative charge.
     o   add or subtract the result to the prior day's Accumulation Unit Value.

Minimum Contract Value
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you 30 days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

CONTRACT FEATURES                     18A

----------------
ANNUITY BENEFITS
----------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or "Distribution Option" you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

Annuity Date
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See "Tax Information.") If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95th birthday. The Annuity Date must also be at least 6 months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least 30 days before the Annuity Date.

Types Of Annuity Payments
-------------------------

You may choose:
     o   fixed annuity payments,
     o   variable annuity payments,
     o   a combination of fixed and variable annuity payments, or
     o   systematic withdrawals.

"Fixed annuity payments" are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. "Variable annuity payments" are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

Amount Of Annuity Payments
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an "Annuity Unit" to determine your subsequent payments. The amount of each subsequent variable annuity payment will equal the product of:

     o   the number of Annuity Units credited to you multiplied by
     o   the value of each Annuity Unit ("Annuity Unit Values").

Number of Annuity Units. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

                                      19A                     CONTRACT FEATURES

Annuity Unit Values. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's Values and adjust them to reflect:
     o the performance of the corresponding Funds (including any dividends or capital gain distributions);
     o any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     o   Separate Account charges; and
     o an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the "3% assumed rate"). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

CONTRACT FEATURES                     20A

Distribution Options
--------------------

The Contract offers 6 Distribution Options ("Options"). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.

Please note that, although Distribution Options 1, 2, and 3 are designed to provide annuity payments for life, electing these Options on a variable annuity basis involves investment risks. If the investment performance of the Variable Fund Accounts you select is poor, the amount of future annuity payments could fall substantially, possibly to zero.

================================================================================
Option 1
                      Annuity payments for as long as the Annuitant is alive.
Income Payments for   Please note that the Annuitant or other payee could
Life                  receive only one annuity payment if the Annuitant dies
                      before the second annuity payment.
--------------------------------------------------------------------------------
Option 2
                      Annuity payments for a certain period of time even if the
Income Payments for   Annuitant dies before that period of time has expired.
Life with a Certain
Period Guaranteed
--------------------------------------------------------------------------------
Option 3
                      Annuity payments for as long as the Annuitant or the Joint
Joint and Survivor    Annuitant is alive. Please note that an Annuitant or other
Life Income           payee could receive only one annuity payment if both
                      Annuitants die before the second annuity payment. If one
                      of these persons dies before the Annuity Date, the
                      survivor becomes the sole Annuitant and may elect to
                      receive any one or more of the other Distribution Options.
                      As noted above, this Option may also be selected with
                      payments for a certain period of time.
--------------------------------------------------------------------------------
Option 4
                      Equal payments for an agreed upon period of time (not
Income for Specified  longer than 30 years). We determine the amount of each
Period                payment pursuant to an annuity payment table contained
                      in the Contract.
--------------------------------------------------------------------------------
Option 5
                      A sum of money is transferred to us. In exchange, we
Income of Fixed       agree, pursuant to an annuity payment table contained in
Amount                the Contract, to pay the specified amount of interest on
                      the principal and to make periodic payments of a fixed
                      dollar amount that is chosen for as long as the principal
                      and interest earnings last.
--------------------------------------------------------------------------------
Option 6
                      Substantially equal monthly, quarterly, semiannual, or
Systematic            annual payments made over the life expectancy of the
Withdrawals           Annuitant or a shorter period of time. (See "Special
                      Services - Systematic Withdrawal Program.")
================================================================================

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.

                                      21A                      CONTRACT FEATURES

---------------
DEATH BENEFITS
---------------

Death Benefits Prior to the Annuity Date
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the Special Rules for Non-Natural Owners below.

The death benefit is the greater of:
     o  the Contract Value on the date we receive proof of death; or
     o the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires your death benefits to be paid out as follows:
     If you are also the Annuitant and
         o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within 5 years after your death.
         o  the Beneficiary is your spouse, then your spouse may:
            o assume ownership as the Annuitant and defer distribution until the Annuity Date, or
            o receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
         o  the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within 5 years after your death.

     If you are not the Annuitant and
         o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within 5 years after your death.
         o  the Annuitant is your spouse, your spouse may:
            o assume ownership as the Annuitant and defer distribution until the Annuity Date, or
            o receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.

Special Rules for Non-Natural Owners
If the Contract owner is an entity (referred to as a "non-natural person") such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within 5 years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within 1 year and begin receiving distributions over the life of the new Annuitant.

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

CONTRACT FEATURES                     22A

Death Benefits On or After the Annuity Date
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:
     o  continue to receive the same payments as the Annuitant; or
     o  if permitted under the Distribution Option,
        o receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
        o take full distribution of the remaining value at the Annuitant's death.

                                      23A                      CONTRACT FEATURES

-------------
HOW DO I...?
-------------

....Contact USAA Life
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

--------------------------------------------------------------------------------
  Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

....Buy a Contract
   --------------

To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "USAA Life Insurance Company" or "USAA Life". We also accept premium payments made by bank draft, by wire, or by exchange from another insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

If a premium payment accompanies your application and it is complete, we will either accept it and issue a Contract to you within 2 days after we receive it, or reject it and return the premium payment. If your application is not complete, or is incorrectly completed, we will ask you to complete it within 5 days after we receive it. If we do not receive a correctly completed application within this 5-day period, we will return your premium payment to you immediately, unless you consent to our retaining the premium payment until you complete the application. We will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.

The current minimum initial and additional premium payments we accept are as follows:

-----------------------------------------------------------------------
                                   Minimum               Minimum
  Type of Plan                     Initial               Subsequent
                                   Premium               Premium
-----------------------------------------------------------------------
  Nonqualified Annuity             $1,000*             $100*
-----------------------------------------------------------------------
  IRA and SEP-IRA                  $100                  $50*
-----------------------------------------------------------------------
  SARSEP-IRA                       $25                   $25
-----------------------------------------------------------------------
  TSA or ORP                       $50                   $50
-----------------------------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

....Invest More Money
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply send us your subsequent premium payments at the address shown above or use our Automatic Payment Plan. We will allocate them among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above.

TRANSACTIONS                          24A

....Access My Money
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Fixed or Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see "Tax Information," below. You should seek the advice of a tax advisor before withdrawing money.

....Change My Investment Choices
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Fixed or Variable Fund Account.

The following restrictions apply during the Accumulation Phase:
     1.  You may make 18 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer
Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:
     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.


Excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Contract owners participating in the Variable Fund Accounts regardless of their transfer activity. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaged in market timing strategy, making programmed transfers, or frequent transfers that are large in relation to the total assets of the underlying Funds in which the Variable Fund Account options invest. Market timing strategies are disruptive to the underlying Funds in which the Variable Fund Account options invest. If we determine that your transfer patterns among the Variable Fund Account options reflect a market timing strategy, we reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services, or any electronic transfer services. We will inform you in writing of any such transfer restrictions on your Contract.


We can terminate, suspend, or modify these transfer privileges without prior notice.

                                      25A                           TRANSACTIONS

-------------
HOW DO I...?
-------------

....Change My Premium Allocations
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....Change My Annuity Date
   ----------------------

You may change the Annuity Date by sending us a written request at least 30 days before the Annuity Date.

....Change My Annuitant
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....Change My Beneficiary
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....Transfer or Assign Ownership
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....Place a Telephone Request
   -------------------------

Simply call 1-800-531-4265 to:
        o  change your premium payment allocation,
        o  withdraw money, or
        o  transfer money among your investment choices.

We will ask you for your:
        o  name,
        o  USAA number or Contract number, and
        o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice.

TRANSACTIONS                          26A

....Cancel My Contract during the Free Look
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
     o  premium payments allocated to the Variable Fund Accounts, or
     o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....Keep Track of My Investments
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to usaa.com day or night for a convenient way to access information about:
     o  your Contract details,
     o  Variable Fund Account summaries,
     o  Variable Fund Account performance, and
     o  financial activity information.

You may also access information about your Contract through USAA's Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and usaa.com or the last 4 digits of your Social Security number).

....Start Receiving Annuity Payments
   --------------------------------

To receive annuity payments, you must notify us in writing at least 30 days before the Annuity Date of:
     o  the Distribution Option you want to use to begin annuity payments;
     o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least 30 days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10(th) day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

                                      27A                           TRANSACTIONS

-------------
HOW DO I...?
-------------

....Report a Death
   --------------

To report a death, we must be notified in writing and receive "proof of death", which can be:
     o  a certified death certificate,
     o  a certified copy of a statement of death from the attending physician,
     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
     o  any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

-----------------
PROCESSING DATES
-----------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     o  premium payments;
     o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     o withdrawals of money (including withdrawals in the systematic withdrawal program); and
     o  death benefit claims.

If we receive your payment, request, etc. before 3 p.m. Central time on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this Prospectus, we use the term "business day" to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central time) and is not open on federal holidays. Business day does not include:
     o  any day when the Funds do not compute the value of their shares; or
     o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

TRANSACTIONS                          28A

Special Processing
------------------

Initial Premium Payments
     o If your initial premium payment accompanies a completed application, we will credit your payment within 2 business days after we receive the payment and completed application.
     o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.
     o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
     o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free
        Look Period plus 5 calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application.

Initial Annuity Payments
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values of the business day preceding the 10 th day before the Annuity Date.

-------------------------
POSTPONEMENT OF PAYMENTS
-------------------------

We will normally pay amounts withdrawn from a Contract within 7 days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     o the New York Stock Exchange is closed for other than customary weekends and holidays;
     o  trading on the New York Stock Exchange is restricted; or
     o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to 6 months from the business day we receive your written or telephone request.

-----------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
-----------------------------------------------------------------------------

                                      29A                           TRANSACTIONS

-------------------------
MORE INFORMATION ABOUT...
-------------------------

....USAA Life
   ---------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $9,081,541,000 on December 31, 2001. We are a wholly owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.


As of the date of this Prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:

     o  profitability,
     o  asset quality,
     o  adequacy of reserves,
     o  capitalization, and
     o  management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....The Separate Account
   --------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund.

....The Funds
   ---------

Substitution of Funds
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

Dividends and Capital Gain Distributions
Any dividends or capital gain distributions paid on a Fund's shares are automatically reinvested in additional shares of the Fund at the net asset value of the Fund's shares on the date payable. Dividends and distributions lower the net asset value of each share of the corresponding Fund, other than the Vanguard Money Market Portfolio, but also increase the number of outstanding shares of the Fund. This means the overall value of the Fund remains unchanged for any dividends or distributions. Your value in the corresponding Variable Fund Account also does not change as a result of any dividends or distributions.

OTHER INFORMATION                     30A

Voting Privileges
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

Special Considerations


The Funds managed by Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management Research Corporation, DeIM, and Alger Management offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.


To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....The Contract
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

Contract Agreement
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:
     o  waive a provision of the Contract, or
     o  agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

                                      31A                      OTHER INFORMATION

Contract Owner
The rights and privileges of the Contract belong to the Contract owner during the Annuitant's lifetime. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

Annuitant
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

Beneficiary
The Beneficiary is the person, persons or entity named in the application who may be entitled to receive any Contract benefits that we provide upon the Contract owner's or Annuitant's death. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the Beneficiary's estate.

Unless otherwise provided, we will pay benefits as follows:
     o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the Annuitant's death; and
     o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the Annuitant's estate.

....Charges and Deductions
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

Premium Taxes
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

Contract Maintenance Charge


We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary. *If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.


We will not deduct this charge:
     o  once you have elected to receive annuity payments under the Contract,
     o from death benefits paid on the death of a Contract owner or Annuitant, or
     o  upon termination due to insufficient Contract Value.


* This charge does not apply to certain Texas Optional Retirement Program Contracts issued before May 1, 2000.


OTHER INFORMATION                     32A

Administrative Expense Charge
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:
     o preparation of the Contracts, confirmations, periodic reports and statements;
     o  maintenance of the Contract owner's records;
     o  maintenance of the Separate Account records;
     o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     o  all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

Alger Management or its affiliates reimburses us for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

Mortality and Expense Risk Charge


To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:

     o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.


We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.


Income Taxes
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

Expenses of the Funds
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

Transfer Fee


We do not charge a fee for transfers among the Fixed or Variable Fund Accounts. Eighteen transfers are allowed per Contract Year. However, excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Contract owners participating in the Variable Fund Account regardless of their transfer activity. Therefore, we reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges, including imposing a transfer fee. (See "How Do I Change My Investment Choices.")


                                      33A                      OTHER INFORMATION

                      This page left blank intentionally.

                                      34A

----------------
TAX INFORMATION
----------------

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.

This discussion does not address state or local tax, estate and gift tax, or social security tax consequences of the Contracts, and the applicable tax laws of your state may differ from the federal laws.

Nonqualified Contracts
----------------------

The following discussion applies to Nonqualified Contracts purchased outside of tax-qualified retirement programs.

Increases in Value
General Rule. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, ("Code") governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

Owners Other Than Natural Persons. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

Diversification. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

Contract Owner Control. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

Withdrawals During the Accumulation Phase
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

Assignments
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

                                      35A                      OTHER INFORMATION

Distributions During the Distribution Phase
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

Penalty on Distributions
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

     o    made on or after the recipient reaches age 59 1/2.
     o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant.
     o    made on account of the recipient's disability.
     o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception).
     o made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

Death Benefits
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See "Death Benefits.")

Tax-Free Exchanges
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

Transfers
The Code does not currently tax transfers between investment options.

OTHER INFORMATION                     36A

Qualified Plan Contracts
------------------------

The following discussion applies to Contracts under Qualified Plans.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

Accumulation Phase
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment excluded from your gross income during the Accumulation Phase constitutes your "investment in the contract."

Distribution Phase
When payments during the Distribution Phase begin, you will begin to receive back your "investment in the contract," if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

Types of Qualified Plans
The Contracts are available with the following types of Qualified Plans:
     o    Individual Retirement Annuity ("IRA").
     o    Roth IRA.
     o    Simplified Employee Pension-Individual Retirement Annuity ("SEP-IRA").
     o Salary Reduction Simplified Employee Pension-Individual Retirement Annuity ("SARSEP-IRA"). Beginning in 1997, employers may no longer establish a new SARSEP-IRA, but may maintain an existing SARSEP-IRA.
     o Tax-Sheltered Annuity ("TSA" or "403(b) TSA"). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
          (1) attainment of age 591/2, (2) separation from service, (3) death,
          (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
     o Texas Optional Retirement Program ("ORP") and similar programs in other states.

Federal Income Tax Withholding
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.

                                     37A                      OTHER INFORMATION

----------------------
FINANCIAL INFORMATION
----------------------

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.

Accumulation Unit Data
----------------------

The tables below show the Accumulation Unit Values ("AUV") of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

---------------------------------------------------------------------------------------------------------------------
         USAA Life Growth and Income                                  USAA Life Aggressive Growth
---------------------------------------------------------------------------------------------------------------------
                   Accumulation      Number of Units                              Accumulation       Number of Units
Value as of:        Unit Value           (000)               Value as of:         Unit Value             (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $22.397368           3,122               12/31/2001            $17.214778             1,443
12/31/2000          $23.978970           3,225               12/31/2000            $22.654870             1,637
12/31/1999          $23.296591           3,598               12/31/1999            $26.991318               789
12/31/1998          $20.468785           3,697               12/31/1998            $13.993064               317
12/31/1997          $19.287258           3,242               12/31/1997            $11.735078               197
12/31/1996          $15.432048           1,515
12/31/1995          $12.579981             205
Starting Date: 02/06/1995     AUV $10.00                    Starting Date: 05/01/1997     AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         USAA Life World Growth                                       USAA Life Diversified Assets
---------------------------------------------------------------------------------------------------------------------
                   Accumulation       Number of Units                             Accumulation        Number of Units
Value as of:        Unit Value           (000)               Value as of:         Unit Value             (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $16.988356           1,009               12/31/2001            $22.295041             1,896
12/31/2000          $20.654406           1,144               12/31/2000            $19.815589             1,684
12/31/1999          $23.209674           1,003               12/31/1999            $19.192009             2,072
12/31/1998          $17.860722           1,066               12/31/1998            $17.974654             1,841
12/31/1997          $16.144375           1,168               12/31/1997            $16.518656             1,401
12/31/1996          $14.314911             692               12/31/1996            $13.844197               696
12/31/1995          $11.947438             161               12/31/1995            $12.243941                86
Starting Date: 02/06/1995     AUV $10.00                    Starting Date: 02/06/1995     AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         USAA Life Income                                            Vanguard Diversified Value Portfolio
---------------------------------------------------------------------------------------------------------------------
                   Accumulation      Number of Units                               Accumulation       Number of Units
Value as of:       Unit Value        (000)                   Value as of:          Unit Value              (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $15.969161           1,433               12/31/2001             $9.336800               271
12/31/2000          $15.007467             879
12/31/1999          $13.262741           1,208
12/31/1998          $14.089499           1,280
12/31/1997          $13.002940             545
12/31/1996          $11.785992             430
12/31/1995          $11.848795              89
Starting Date: 02/06/1995     AUV $10.00                    Starting Date: 05/01/2001     AUV $10.00
---------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION                    38A

---------------------------------------------------------------------------------------------------------------------
         Vanguard Equity Index Portfolio                             Vanguard Mid-Cap Index Portfolio
---------------------------------------------------------------------------------------------------------------------
                  Accumulation      Number of Units                               Accumulation        Number of Units
Value as of:      Unit Value         (000)                   Value as of:         Unit Value               (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $10.341906           2,699               12/31/2001           $9.912441                 210
12/31/2000          $11.844646           2,498
12/31/1999          $13.147788           2,317
12/31/1998          $11.003536           1,136
Starting Date: 05/01/1998      AUV $10.00                   Starting Date: 05/01/2001      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         Vanguard Small Company Growth Portfolio                     Vanguard International Portfolio
---------------------------------------------------------------------------------------------------------------------
                   Accumulation      Number of Units                               Accumulation       Number of Units
Value as of:       Unit Value            (000)               Value as of:          Unit Value              (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $10.696387             456               12/31/2001             $8.670638               473
12/31/2000          $10.043462             440               12/31/2000            $10.881890               218
12/31/1999          $10.526480             441               12/31/1999            $13.154856               106
12/31/1998           $8.825971             257               12/31/1998            $10.386978                55
Starting Date: 05/01/1998      AUV $10.00                   Starting Date: 05/01/1998      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         Vanguard REIT Index Portfolio                                Vanguard High Yield Bond Portfolio
---------------------------------------------------------------------------------------------------------------------
                    Accumulation      Number of Units                               Accumulation      Number of Units
Value as of:        Unit Value            (000)              Value as of:           Unit Value              (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $10.950003             102               12/31/2001              $9.869512               72
Starting Date: 05/01/2001      AUV $10.00                   Starting Date: 05/01/2001      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         Vanguard Money Market Portfolio                              Fidelity VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------
                     Accumulation      Number of Units                              Accumulation      Number of Units
Value as of:         Unit Value           (000)              Value as of:           Unit Value            (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001           $1.338044          24,394               12/31/2001             $9.515065                73
12/31/2000           $1.293846          20,126
12/31/1999           $1.227534          25,382
12/31/1998           $1.178565          18,760
12/31/1997           $1.127755          13,416
12/31/1996           $1.082816          10,383
12/31/1995           $1.040729           5,478
Starting Date: 02/06/1995     AUV $1.00                     Starting Date: 05/01/2001      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         Fidelity VIP Equity-Income Portfolio                    Fidelity VIP Dynamic Capital App. Portfolio
---------------------------------------------------------------------------------------------------------------------
                     Accumulation      Number of Units                              Accumulation      Number of Units
Value as of:         Unit Value           (000)              Value as of:           Unit Value             (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001           $9.427762              95               12/31/2001             $8.464990                24
Starting Date: 05/01/2001      AUV $10.00                   Starting Date: 05/01/2001      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         Scudder VS I Capital Growth Portfolio                              Alger American Growth Portfolio
---------------------------------------------------------------------------------------------------------------------
                    Accumulation      Number of Units                              Accumulation       Number of Units
Value as of:        Unit Value            (000)             Value as of:           Unit Value              (000)
---------------------------------------------------------------------------------------------------------------------
12/31/2001          $23.487941           1,835               12/31/2001            $26.344044             2,722
12/31/2000          $29.346175           2,082               12/31/2000            $30.100055             3,059
12/31/1999          $32.816021           1,837               12/31/1999            $35.583778             2,885
12/31/1998          $24.448446           1,543               12/31/1998            $26.806157             2.053
12/31/1997          $19.989715           1,125               12/31/1997            $18.239579             1,722
12/31/1996          $14.894774             689               12/31/1996            $14.672583             1,639
12/31/1995          $12.543192              93               12/31/1995            $13.095503               630
Starting Date: 02/06/1995      AUV $10.00                   Starting Date: 02/06/1995      AUV $10.00
---------------------------------------------------------------------------------------------------------------------

                                     39A                      OTHER INFORMATION

                      This page left blank intentionally.

                                      40A

------------------------
PERFORMANCE INFORMATION
------------------------

Yield and Total Return
-----------------------

We may advertise the yields and total returns of the Variable Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Fund Account refers to the income generated by an investment in the Variable Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Vanguard Money Market Portfolio Variable Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Vanguard Money Market Portfolio Variable Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The "total return" of a Variable Fund Account is the total change in value of an investment in the Variable Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period, expressed as a percentage.

Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

Performance Comparisons
-----------------------

We may compare a Variable Fund Account's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Variable Fund Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance. For more information, see the Statement of Additional Information.

Variable Fund Account Performance
---------------------------------

The investment performance information for each Variable Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Fund Account for the periods indicated. The average annual total return figures are computed by using a formula required by the SEC. Table II below shows the cumulative total returns of each Variable Fund Account for the periods indicated.

                                     41A                      OTHER INFORMATION

Table I Standard Performance - Average Annual Total Returns
(for the period ended December 31, 2001)

------------------------------------------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                     FOR PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                           1-YEAR          3-YEAR         5-YEAR          SINCE          DATE OF
                                                                                             INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                       -6.65%          3.00%         7.68%          12.34%        02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                      -24.07           7.07           -             12.28         05/01/97
------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                           -17.81          -1.71          3.42            7.92         02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                      12.44           7.39          9.93           12.26         02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Income                                   6.32           4.19          6.18            6.95         02/06/95
------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                -              -             -             -6.70         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                  -12.80          -2.13           -               .85         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                    -              -             -              -.95         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio            6.36           6.51           -              1.77         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                 -20.44          -5.93           -             -3.89         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                       -              -             -              9.43         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                  -              -             -             -1.37         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                    3.31           4.24          4.23            4.23         02/06/95
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                -              -             -             -4.92         05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                -              -             -             -5.79         05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio                              -              -             -            -15.42         05/01/01
------------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio            -20.00          -1.37          9.49           13.12         02/06/95
------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  -12.52           -.61         12.37           15.02         02/06/95
------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION                    42A

Table II Cumulative Total Returns
(for the period ended December 31, 2001)

------------------------------------------------------------------------------------------------------------------------
                                                          CUMULATIVE TOTAL RETURNS
                                                     FOR PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                             1-YEAR          3-YEAR      5-YEAR           SINCE          DATE OF
                                                                                              INCEPTION      INCEPTION
------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                       -6.65%          9.27%        44.76%         123.23%        02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                      -24.07          22.74           -             71.76         05/01/97
------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                           -17.81          -5.04         18.33           69.25         02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                      12.44          23.84         60.57          122.12         02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Income                                   6.32          13.10         34.98           58.95         02/06/95
------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                 -              -            -             -6.70         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                  -12.80          -6.26           -              3.15         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                     -              -            -              -.95         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio            6.36          20.82           -              6.64         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                 -20.44         -16.77           -            -13.55         05/01/98
------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                        -              -            -              9.43         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                   -              -            -             -1.37         05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                    3.31          13.26         23.04           33.10         02/06/95
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 -              -            -             -4.92         05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                 -              -            -             -5.79         05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio                               -              -            -            -15.42         05/01/01
------------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio            -20.00          -4.04         57.33          134.16         02/06/95
------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  -12.52          -1.82         79.14          162.66         02/06/95
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

                                     43A                      OTHER INFORMATION

Effect of Tax-Deferred Accumulations
------------------------------------

Unlike taxable investments, variable annuities, such as the Contract, enable you to defer paying federal income taxes on any earnings on your premium payments until you withdraw them. The chart below shows how investing on a tax-deferred basis can increase the accumulation power of savings over time. The more taxes saved and reinvested, the more money you are able to accumulate over the years.

[GRAPHIC APPEARES HERE]


Initial Payment: 830,000

                                                     Tax-deferred
            Taxable Investment                     Variable Annuity      Tax-deferred
               at lump-sum     Taxable Investment     at lump-sum          Variable
               withdrawal        (before taxes)       withdrawal           Annuity
10 Years       $ 72,358            $ 73,518            $ 69,629            $ 86,613
20 Years       $175,365            $178,307            $173,662            $251,018
30 Years       $425,107            $432,255            $458,852            $728,456


This hypothetical illustration assumes a 12% rate of return for both the variable annuity and taxable investment but should not be considered an indication of USAA Life product performance nor a guarantee of future results. We've assumed a 12% rate of return, a reasonable assumption given the average annual rate of return for the S&P 500 (a widely recognized, unmanaged index of common stock prices) was over 12% for the 20 years ended December 31, 2001. The dotted lines represent the lump-sum withdrawal remaining after payment of applicable federal taxes.

Variable annuity calculations include the deduction of USAA Life's insurance contract charges which include: 0.75% of the average net assets of each variable fund account for the mortality and expense risk charge and administrative expense charge, and a $30 annual maintenance charge. A 10% federal penalty tax may apply to withdrawals made before the age of 59 1/2. Monies not previously taxed are taxed as income when withdrawn. The variable annuity lump-sum withdrawal reflects the amount remaining after payment of income taxes. Tax rates are based on a married couple filing jointly. The lump-sum withdrawal at 10 years reflects taxation at a rate of 30%, 20 years at 35% and 30 years at 38.6%. An annuity is designed to provide a series of income payouts. A lump-sum withdrawal is the least tax-efficient payout method and is not recommended.

The taxable investment calculation assumes investors have a 5-year holding period on taxable investments and exchange 20% of their holdings annually. The taxable investment lump sum reflects the amount remaining after the payment of taxes. The distribution of annual gains on the taxable investment are assumed to be 51% dividend income and short-term gains, 21% long-term gains and 28% unrealized gains. These assumptions are based on the average distribution of capital gains for no-load balanced funds as outlined in a 1999 PricewaterhouseCoopers study. Dividend income and short-term capital gains are taxed at a 30% rate and long-term capital gains, withdrawals and exchanges are taxed at an 18% rate.

OTHER INFORMATION                    44A

Effect of Systematic Tax-Deferred Payments
------------------------------------------

The tax advantages afforded to a variable annuity can have a powerful impact on how much you are able to save for retirement which translates into how much additional retirement income you will receive when the money is withdrawn years later.

With a variable annuity, earnings aren't taxed until withdrawn, in other words, they're tax deferred. They stay in your retirement plan where they go to work for you. Over time, tax deferral combines with the benefits of compounding to provide added growth potential. The more taxes saved and reinvested, the more money you are able to accumulate over the years. The chart below shows how investing on a tax deferred basis can impact the amount you are able to save for retirement during the accumulation stage as well as the length of time you receive income during the payout stage.

In this example, we compare a variable annuity with a taxable investment. We assume you are in a 30% tax bracket and that you begin saving for retirement with an initial investment of $30,000. If your money earns a 12% rate of return each year, after 20 years a variable annuity would be worth $72,711 more than the taxable investment.

Now consider how the variable annuity compares to a taxable investment when equal systematic withdrawals are taken from each account annually. A person receiving $32,000 a year from the variable annuity would received $448,000 in withdrawals over 20 years after paying taxes whereas a person receiving $32,000 a year from the taxable investment would receive only $258,067 in after-tax payments over only 9 years. In other words, the variable annuity would provide income for 11 years longer than the taxable investment and pay out $189,933 more after taxes. Unlike a taxable investment, with an annuity, your money continues to work for you on a tax-deferred basis even as you take withdrawals. However, keep in mind that the tax treatment of annuity payments using an annuitization payout option or a lump sum withdrawal would differ from the tax treatment of the systematic withdrawals shown. An annuity is designed to provide a stream of income during retirement. Taking a lump-sum withdrawal is the least tax-efficient payout method and is not recommended in most circumstances.

Because retirees are living longer, healthier, more active lives, it's more important than ever to select a plan that will ensure you receive enough retirement income to last a lifetime. Ideally, you may want to annuitize your Contract and select a payout that guarantees income for life.

[GRAPHIC APPEARS HERE]

This hypothetical illustration assumes a 12% rate of return and should not be considered an indication of USAA product performance.

Variable annuity calculations include the deduction of USAA Life's insurance contract charges which are outlined in this Prospectus. Under current tax rules, earnings are withdrawn from annuities first until all earnings have been withdrawn. An additional 10% federal penalty tax may apply to withdrawals made from the annuity before the age of 59 1/2. The taxable investment calculation assumes investments are held for 5 years with net earnings from the rollover of investments taxed at the long-term capital gains tax rate of 18%. The distribution of annual gains on the taxable investment are assumed to be 51% dividend income and short-term gains, 21% long-term capital gains and 28% unrealized capital gains.

                                     45A                      OTHER INFORMATION

Contents of Statement of Additional Information

Statement of Additional Information:
   General Information
   Distributor
   Safekeeping of the Assets of the Separate Account
   Regulation and Reserves
   Services
   Tax-Sheltered Annuity Loans
   Independent Auditors
   Calculation of Accumulation Unit Values
   Calculation of Performance Information
      Money Market Variable Fund Account
      Other Variable Fund Accounts
   Annuity Payments
      Gender of Annuitant
      Misstatement of Age or Sex and Other Errors
      Annuity Unit Value
   Financial Statements

For a copy call 1-800-531-2923 or write us at:

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288

OTHER INFORMATION                    46A

                      This page left blank intentionally.

================================================================================
                           USAA LIFE INSURANCE COMPANY
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
--------------------------------------------------------------------------------

             To check contract details, view fund account summaries,
       or receive a prospectus, annual or semiannual report electronically, visit your online resource center
                                   usaa.com
                       ------------------------------------

                       To discuss your investment strategy,
                  the Variable Annuity's features or performance,
                 call a USAA Life Account Representative toll free
                       Monday - Friday 7 a.m. to 8 p.m. CST

                                  1-800-531-2923
                            (282-3460 in San Antonio)
                       ------------------------------------

                If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a USAA Life Service Representative toll free
                    Monday - Friday 7 a.m. to 8 p.m. CST

                                  1-800-531-4265
                            (456-9061 in San Antonio)
                       ------------------------------------

                   You may also call our toll-free Touchline(R)
                         24 hours a day, 7 days a week
                 for information about the value of your contract

                                  1-800-531-5433
================================================================================

[LOGO]
 USAA
                       We know what it means to serve.(R)
              ---------------------------------------------------
              INSURANCE o BANKING o INVESTMENTS o MEMBER SERVICES

Copyright (C) 2002, USAA. All rights reserved.                        24955-0502
                                                                      ----------

[LOGO]
USAA(R)

                       STATEMENT OF ADDITIONAL INFORMATION

                              VARIABLE ANNUITY

                   FLEXIBLE PREMIUM DEFERRED COMBINATION
                    FIXED AND VARIABLE ANNUITY CONTRACT

                                MAY 1, 2002

OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288

This Statement of Additional Information ("Statement") is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2002 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.

================================================================================

                              TABLE OF CONTENTS

                                                                            Page
GENERAL INFORMATION......................................................... 2
DISTRIBUTOR................................................................. 2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT........................... 2
REGULATION AND RESERVES..................................................... 2
SERVICES.................................................................... 3
TAX SHELTERED ANNUITY LOANS................................................. 3
INDEPENDENT AUDITORS........................................................ 3
CALCULATION OF ACCUMULATION UNIT VALUES..................................... 3
CALCULATION OF PERFORMANCE INFORMATION...................................... 4
    Vanguard Money Market Portfolio Variable Fund Account................... 4
    Other Variable Fund Accounts............................................ 5
ANNUITY PAYMENTS............................................................ 6
    Gender of Annuitant..................................................... 6
    Misstatement of Age or Sex and Other Errors............................. 6
    Annuity Unit Value...................................................... 6
FINANCIAL STATEMENTS........................................................ 8

                               GENERAL INFORMATION

     USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA group of companies (a large diversified financial services organization).

                                  DISTRIBUTOR

     The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

     All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

     USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

     Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                    SERVICES

     USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                          TAX SHELTERED ANNUITY LOANS

     Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.

                              INDEPENDENT AUDITORS

     The audited financial statements and financial highlights of the Separate Account as of December 31, 2001, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, are included in this Statement. The information has been audited by KPMG LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205.

                    CALCULATION OF ACCUMULATION UNIT VALUES

     Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account ("Vanguard Money Market Portfolio"), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

     (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
     (2)  is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR
---------------------

     The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

     The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)  Is the net result of:

     (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

     (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

     (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                    CALCULATION OF PERFORMANCE INFORMATION

     From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $40,198 and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.

VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------

     YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

     The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

For the 7-day period ended December 31, 2001, the current yield of the Vanguard Money Market Portfolio was 1.46%.

OTHER VARIABLE FUND ACCOUNTS
----------------------------

     Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1, 5, and 10 year periods or, if less, the period from the Variable Fund Account's inception of operation.

     AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                                P (1 + T)(n) = ERV

Where:
    P =   A hypothetical initial premium payment of $1,000.
    T =   Average annual total return.
    n =   Number of years.
    ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

     Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

     CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                               C = (ERV/P) - 1

Where:
    P =   A hypothetical initial payment of $1,000.
    C =   Cumulative total return.
    ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

     30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                      YIELD =2 [(a-b +1)(6) -1]
                              [ (cd       )  ]
Where:
    a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
    b = Expenses accrued for the period.
    c = The average daily number of Accumulation Units outstanding during the period.
    d = The maximum offering price per Accumulation Unit on the last day of the period.

                                  ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

     If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ANNUITY UNIT VALUE
------------------

     Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:

1. Annuity Unit Value, beginning of period......................      $ .980000

2. Assume Net Investment Factor for period equal to.............       1.001046

3. Daily adjustment for 3.0% Assumed Investment Rate............        .999919

4. (2) x (3)....................................................       1.000965

5. Annuity Unit Value, end of period............................      $ .980946
   (1) x (4)

Illustration of Annuity Payments
--------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.  Number of Accumulation Units at Annuity Date.................      10,000.00

2.  Assume Accumulation Unit Value (as of the end of the Valuation
    Period immediately prior to the 10th day before the first
    monthly payment) equal to....................................       1.800000

3.  Contract Value (1) x (2).....................................      18,000.00

4.  First monthly annuity payment per $1,000 of Contract Value...     $     5.48

5.  First monthly annuity payment (3) x (4) /$ 1,000.............     $    98.64

6.  Annuity Unit Value (as of the end of the Valuation Period
    immediately prior to the 10th day before the first month
    payment).....................................................     $  .980000

7.  Number of Annuity Units (5) / (6)............................        100.653

8.  Assume Annuity Unit Value for second month equal to..........     $  .997000

9.  Second monthly annuity payment (7) x (8).....................     $   100.35

10. Assume annuity unit value for third month equal to...........     $  .953000

11. Third monthly annuity payment (7) x (10).....................     $    95.92

                                FINANCIAL STATEMENTS


     The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.

                         Independent Auditors' Report

To the Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company:

We have audited the accompanying statements of assets and liabilities as of December 31, 2001, the related statements of operations, the statements of changes in net assets, and financial highlights presented in note 6 for each of the years or periods presented, for the 18 variable fund accounts available within the Separate Account of USAA Life Insurance Company: USAA Life Growth and Income, USAA Life Aggressive Growth, USAA Life World Growth, USAA Life Diversified Assets, USAA Life Income, Vanguard Diversified Value Portfolio, Vanguard Equity Index Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard International Portfolio, Vanguard REIT Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Money Market Portfolio, Fidelity VIP II Contrafund(R) Portfolio, Fidelity VIP Equity- Income Portfolio, Vanguard VIP III Dynamic Cap Appreciation Portfolio, Scudder Capital Growth Portfolio, and Alger American Growth Portfolio. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation with the transfer agents of the other portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts available within the Separate Account of USAA Life Insurance Company as of December 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

                              /s/KPMG LLP

San Antonio, Texas
February 20, 2002

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                     (In Thousands, Except Per Unit Data)

                                                          Fund Accounts Investing In:
----------------------------------------------------------------------------------------------------------------------------------

                     USAA Life    USAA Life    USAA Life    USAA Life                  VVIF                      VVIF  VVIF Small
                     Growth and   Aggressive     World     Diversified  USAA Life  Diversified  VVIF Equity    Mid-Cap   Company
                       Income       Growth       Growth       Assets      Income      Value        Index        Index     Growth
                        Fund         Fund         Fund         Fund        Fund     Portfolio    Portfolio    Portfolio  Portfolio
                    ------------ ------------ ----------- ------------ ----------- ------------ ------------  ---------- ---------

Assets:
   Investments at
      market value     $69,936      $24,837      $17,181      $42,339     $22,967       $2,532      $27,911     $2,085      $4,883
                    ------------ ------------ ----------- ------------ ----------- ------------ ------------ ---------- ----------
   Net assets          $69,936      $24,837      $17,181      $42,339     $22,967       $2,532      $27,911     $2,085      $4,883
                    ============ ============ =========== ============ =========== ============ ============ =========  -=========

Net assets:

   Accumulation
      reserves         $69,910      $24,837      $17,140      $42,281     $22,887       $2,532      $27,911     $2,085      $4,883

   Annuity reserves         26            -           41           58          80            -            -          -           -
                    ------------ ------------ ----------- ------------ ----------- ------------ ------------ ---------- ----------
   Net assets          $69,936      $24,837      $17,181      $42,339     $22,967       $2,532      $27,911     $2,085      $4,883
                    ============ ============ =========== ============ =========== ============ ============ ========== ==========

   Units outstanding
      (accumulation)     3,122        1,443        1,009        1,896       1,433          271        2,699        210         456
                    ============ ============ =========== ============ =========== ============ ============ ========== ==========

      (annuity)              1            -            2            3           5            -            -          -           -
                    ============ ============ =========== ============ =========== ============ ============ ========== -=========

   Unit value
     (accumulation) $22.397368   $17.214778   $16.988356   $22.295041  $15.969161    $9.336800   $10.341906  $9.912441  $10.696387
                    ============ ============ =========== ============ =========== ============ ============ ========== -=========

See accompanying Notes to Financial Statements

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                     (In Thousands, Except Per Unit Data)

                                                          Fund Accounts Investing In:
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   SVS I
                                                                                    FVIP III      Capital
                                                      FVIP II      FVIP Equity-   Dynamic Cap     Growth       Alger
     VVIF       VVIF REIT   VVIF High  VVIF Money   Contrafund(R)    Income       Appreciation  Portfolio,   American
International     Index    Yield Bond    Market      Portfolio,     Portfolio,     Portfolio,     Class A     Growth
  Portfolio     Portfolio   Portfolio   Portfolio  Initial Class  Initial Class  Initial Class    shares     Portfolio    Total
-------------- ----------- ----------- ---------- --------------- -------------- -------------- ----------- -----------  -------
     $4,102        $1,121        $707     $32,640           $690           $899           $203     $43,093     $71,820  $369,946
-------------- ----------- ----------- ---------- --------------- -------------- -------------- ----------- ----------- --------
     $4,102        $1,121        $707     $32,640           $690           $899           $203     $43,093     $71,820  $369,946
============== =========== =========== ========== =============== ============== ============== =========== =========== =-------

     $4,102        $1,121        $707     $32,640           $690           $899           $203     $43,093     $71,695  $369,616
     -                  -           -           -              -              -              -           -         125       330
-------------- ----------- ----------- ---------- --------------- -------------- -------------- ----------- ----------- --------
     $4,102        $1,121        $707     $32,640           $690           $899           $203     $43,093     $71,820  $369,946
============== =========== =========== ========== =============== ============== ============== =========== =========== ========

        473           102          72      24,394             73             95             24       1,835       2,721
-------------- ----------- ----------- ---------- --------------- -------------- -------------- ----------- -----------
          -             -           -           -              -              -              -           -           5
============== =========== =========== ========== =============== ============== ============== =========== ===========

  $8.670638    $10.950003   $9.869512   $1.338044      $9.515065      $9.427762      $8.464990  $23.487941  $26.344044
============== =========== =========== ========== =============== ============== ============== =========== ===========

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           STATEMENTS OF OPERATIONS
                    Year or Period Ended December 31, 2001
                                (In Thousands)

                                                   Fund Accounts Investing In:
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        VVIF
                                           USAA Life      USAA Life      USAA Life      USAA Life                    Diversified
                                           Growth and     Aggressive       World       Diversified     USAA Life        Value
                                          Income Fund    Growth Fund    Growth Fund    Assets Fund    Income Fund     Portfolio
                                        -------------- -------------- -------------- -------------- -------------- --------------
Net investment income (loss):
 Income
   Dividends from investments            $      1,068   $          -   $        209   $      1,279   $        884   $          -
                                        -------------- -------------- -------------- -------------- -------------- --------------

 Expenses
   Mortality and expense risk charge              476            180            126            249            124              7
   Administrative charge                           73             28             19             38             19              1
                                        -------------- -------------- -------------- -------------- -------------- --------------

     Total expenses                               549            208            145            287            143              8
                                        -------------- -------------- -------------- -------------- -------------- --------------

       Net investment income (loss)               519           (208)            64            992            741             (8)
                                        -------------- -------------- -------------- -------------- -------------- --------------

Net realized and unrealized
gain (loss) on investments:
 Net realized gain (loss) on sale of
  investments                                     811           (262)          (393)          (267)          (100)            (4)
 Capital gains distributions                    3,956             12              -          3,119              -              -
                                        -------------- -------------- -------------- -------------- -------------- --------------

       Net realized gain (loss)                 4,767           (250)          (393)         2,852           (100)            (4)

 Change in net unrealized appreciation/
   depreciation                               (10,489)        (8,404)        (3,753)           522            303           (127)
                                        -------------- -------------- -------------- -------------- -------------- --------------

       Net realized and unrealized
        gain (loss) on investments             (5,722)        (8,654)        (4,146)         3,374            203           (131)
                                        -------------- -------------- -------------- -------------- -------------- --------------

Increase (decrease) in net assets
   resulting from operations             $     (5,203)  $     (8,862)  $     (4,082)  $      4,366   $        944   $       (139)
                                        ============== ============== ============== ============== ============== ==============

                                                                                          FVIP III      SVS I Capital
                                            **VVIF         FVIP II       FVIP Equity-    Dynamic Cap      Growth        Alger
                                             Money       Contrafund(R)     Income       Appreciation     Portfolio,    American
                                             Market       Portfolio,      Portfolio,      Portfolio,      Class A      Growth
                                           Portfolio    Initial Class   Initial Class   Initial Class      Shares      Portfolio
                                         ------------  --------------  --------------  --------------  -------------  -----------
Net investment income (loss):
 Income
   Dividends from investments             $    1,319    $          -    $          -    $          -    $       197    $     190
                                         ------------  --------------  --------------  --------------  -------------  -----------

 Expenses
   Mortality and expense risk charge             212               2               3               1            320          523
   Administrative charge                          33               -               -               -             49           81
                                         ------------  --------------  --------------  --------------  -------------  -----------

     Total expenses                              245               2               3               1            369          604
                                         ------------  --------------  --------------  --------------  -------------  -----------

       Net investment income (loss)            1,074              (2)             (3)             (1)          (172)        (414)
                                         ------------  --------------  --------------  --------------  -------------  -----------

Net realized and unrealized
gain (loss) on investments:
 Net realized gain (loss) on sale of
   Investments                                     -              (1)             (4)             (9)          (372)        (187)
 Capital gains distributions                       -               -               -               -          6,238       10,302
                                         ------------  --------------  --------------  --------------  -------------  -----------

       Net realized gain (loss)                    -              (1)             (4)             (9)         5,866       10,115

 Change in net unrealized appreciation/
   depreciation                                    -               2             (11)             (9)       (17,758)     (21,308)
                                         ------------  --------------  --------------  --------------  -------------  -----------

       Net realized and unrealized
        gain (loss) on investments                 -               1             (15)            (18)       (11,892)     (11,193)
                                         ------------  --------------  --------------  --------------  -------------  -----------

Increase (decrease) in net assets
   resulting from operations              $    1,074    $         (1)   $        (18)   $        (19)   $   (12,064)   $ (11,607)
                                         ============  ==============  ==============  ==============  =============  ===========

See accompanying Notes to Financial Statements.
** Operations include predecessor fund account prior to fund substitution on 05/01/01. See accompanying footnote 1 for details on the fund substitution.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                     Year or Period Ended December 31, 2001
                                 (In Thousands)

                                           Fund Accounts Investing In:
----------------------------------------------------------------------------------------------------------------

                      VVIF        **VVIF Small
   **VVIF           Mid-Cap         Company         **VVIF           *USAA Life      VVIF REIT      VVIF High
  Equity Index       Index          Growth        International     International       Index       Yield Bond
    Portfolio      Portfolio       Portfolio        Portfolio            Fund         Portfolio      Portfolio
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

 $           -    $        -    $           -    $            -    $            -    $        -    $         -
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

           180             5               29                23                 6             3              2
            28             1                4                 3                 1             -              -
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

           208             6               33                26                 7             3              2
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

          (208)           (6)             (33)              (26)               (7)           (3)            (2)
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

        (1,747)          (15)              99              (535)             (262)            2             (2)
             -             -                -                 -                 -             -              -
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

        (1,747)          (15)              99              (535)             (262)            2             (2)

        (1,899)           40              215              (235)               97            45              1
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

        (3,646)           25              314              (770)             (165)           47             (1)
---------------  ------------  ---------------  ----------------  ----------------  ------------  --------------

 $      (3,854)   $       19    $         281    $         (796)   $         (172)   $       44    $        (3)
===============  ============  ===============  ================  ================  ============  ==============

* USAA Life International Fund reflects operations from 01/01/01 to 04/30/01. See accompanying footnote 1 for details on the fund substitution.
** Operations include predecessor fund account prior to fund substitution on 05/01/01. See accompanying footnote 1 for details on the fund substitution.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                Years or Periods Ended December 31, 2001, 2000
                              (In Thousands)

                                                  Fund Accounts Investing In:
----------------------------------------------------------------------------------------------------------------------------

                                                  USAA Life Growth         USAA Life Aggressive        USAA Life World
                                                  and Income Fund            Growth Fund                  Growth Fund
                                              ------------------------   -----------------------   -------------------------
                                                  2001        2000          2001        2000           2001         2000
                                              ----------- ------------   ----------- -----------   ------------ ------------
From operations:

      Net investment income (loss)             $     519   $     (554)    $    (208)  $    (277)    $       64   $        8
      Net realized gain (loss)                     4,767        2,420          (250)      4,347           (393)       1,561
      Change in net unrealized
         appreciation/depreciation               (10,489)         275        (8,404)    (12,798)        (3,753)      (4,445)
                                              ----------- ------------   ----------- -----------   ------------ ------------
           Increase (decrease) in net assets
             resulting from operations            (5,203)       2,141        (8,862)     (8,728)        (4,082)      (2,876)
                                              ----------- ------------   ----------- -----------   ------------ ------------
From contract transactions:
      Purchases and transfers in                   4,381        3,945         4,178      30,880            429        4,391
      Contract maintenance charges                   (59)         (61)          (27)        (21)           (16)         (16)
      Other redemptions                           (6,533)     (12,527)       (7,545)     (6,335)        (2,822)      (1,162)
      Adjustments to annuity reserves                  -            1             -           -              -            -
                                              ----------- ------------   ----------- -----------   ------------ ------------
           Increase (decrease) in net assets
             from contract transactions           (2,211)      (8,642)       (3,394)     24,524         (2,409)       3,213
                                              ----------- ------------   ----------- -----------   ------------ ------------
               Net increase (decrease)
                in net assets                     (7,414)      (6,501)      (12,256)     15,796         (6,491)         337
Net assets:
      Beginning of period                         77,350       83,851        37,093      21,297         23,672       23,335
                                              ----------- ------------   ----------- -----------   ------------ ------------
      End of period                            $  69,936   $   77,350     $  24,837   $  37,093     $   17,181   $   23,672
                                              =========== ============   =========== ===========   ============ ============
Units issued and redeemed:
      Beginning balance                            3,226        3,599         1,637         789          1,146        1,005
      Units issued                                   326          417           320       1,175             55          237
      Units redeemed                                (429)        (790)         (514)       (327)          (190)         (96)
                                              ----------- ------------   ----------- -----------   ------------ ------------
      Ending balance                               3,123        3,226         1,443       1,637          1,011        1,146
                                              =========== ============   =========== ===========   ============ ============

                                                   *VVIF Mid-Cap          **VVIF Small Company        **VVIF International
                                                  Index Portfolio          Growth Portfolio                Portfolio
                                             ------------------------   -----------------------   -------------------------
                                                 2001                      2001         2000          2001         2000
                                             -----------                ----------- -----------   ------------ ------------
From operations:

      Net investment income (loss)            $      (6)                 $     (33)  $     (33)    $      (26)  $      (17)
      Net realized gain (loss)                      (15)                        99         405           (535)          76
      Change in net unrealized
         appreciation/depreciation                   40                        215        (502)          (235)        (477)
                                             -----------                ----------- -----------   ------------ ------------

           Increase (decrease) in net assets
             resulting from operations               19                        281        (130)          (796)        (418)
                                             -----------                ----------- -----------   ------------ ------------

From contract transactions:
      Purchases and transfers in                  2,259                      1,420       1,481          3,462        1,692
      Contract maintenance charges                    -                         (2)         (2)            (3)          (1)
      Other redemptions                            (193)                    (1,232)     (1,575)          (929)        (305)
      Adjustments to annuity reserves                 -                           -          -              -            -
                                             -----------                ----------- -----------   ------------ ------------

           Increase (decrease) in net assets
             from contract transactions           2,066                         86         (96)         2,530        1,386
                                             -----------                ----------- -----------   ------------ ------------

               Net increase (decrease)
                in net assets                     2,085                        467        (226)         1,734          968
Net assets:
      Beginning of period                             -                      4,416       4,642          2,368        1,400
                                             -----------                ----------- -----------   ------------ ------------

      End of period                           $   2,085                  $   4,883   $   4,416     $    4,102  $     2,368
                                             ===========                =========== ===========   ============ ============
Units issued and redeemed:
      Beginning balance                               -                        440         441            218          106
      Units issued                                  234                        147         146            361          140
      Units redeemed                                (24)                      (131)       (147)          (106)         (28)
                                             -----------                ----------- -----------   ------------ ------------
      Ending balance                                210                        456         440            473          218
                                             ===========                =========== ===========   ============ ============

*   Variable fund accounts commenced operations May 1, 2001.
** See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
                Years or Periods Ended December 31, 2001, 2000
                              (In Thousands)

                                    Fund Accounts Investing In:
----------------------------------------------------------------------------------------------------------
 USAA Life Diversified           USAA Life               *VVIF Diversified           **VVIF Equity-Index
     Assets Fund                Income Fund               Value Portfolio                Portfolio
------------------------   -----------------------   -------------------------    ------------------------
    2001        2000           2001       2000           2001                         2001        2000
----------- ------------   ----------- -----------   ------------                 ------------ -----------

 $     992   $     (234)    $     741   $     (95)    $       (8)                  $     (208)  $    (229)
     2,852         (798)         (100)     (1,703)            (4)                      (1,747)      1,678

       522        2,071           303       3,350           (127)                      (1,899)     (4,590)
----------- ------------   ----------- -----------   ------------                 ------------ -----------

     4,366        1,039           944       1,552           (139)                      (3,854)     (3,141)
----------- ------------   ----------- -----------   ------------                 ------------ -----------

     6,349        1,888        11,728       2,350          2,854                        6,821       8,722
       (27)         (24)          (11)         (8)             -                          (17)        (16)
    (1,768)      (9,307)       (2,962)     (6,725)          (183)                      (4,627)     (6,437)
         -            -             -           -              -                            -           -
----------- ------------   ----------- -----------   ------------                 ------------ -----------
     4,554       (7,443)        8,755      (4,383)         2,671                        2,177       2,269
----------- ------------   ----------- -----------   ------------                 ------------ -----------

     8,920       (6,404)        9,699      (2,831)         2,532                       (1,677)       (872)

    33,419       39,823        13,268      16,099             -                        29,588      30,460
----------- ------------   ----------- -----------   ------------                 ------------ -----------
 $  42,339   $   33,419     $  22,967   $  13,268     $    2,532                   $   27,911   $  29,588
=========== ============   ===========               ============                 ============ ===========

     1,687        2,075           884       1,214              -                        2,498       2,317
       371          201           826         215            292                          738         874
      (159)        (589)         (272)       (545)           (21)                        (537)       (693)
----------- ------------   ----------- -----------   ------------                 ------------ -----------
     1,899        1,687         1,438         884            271                        2,699       2,498
=========== ============   =========== ===========   ============                 ============ ===========

      **USAA Life             *VVIF REIT Index         *VVIF High Yield Bond           **VVIF Money
   International Fund          Index Portfolio               Portfolio                Market Portfolio
------------------------   -----------------------   -------------------------    ------------------------
 ***2001        2000          2001                       2001                         2001         2000
----------- ------------   -----------               ------------                 ------------ -----------

 $      (7)  $       (3)    $      (3)                $       (2)                  $    1,074   $   1,489
      (262)         128             2                         (2)                           -           -

        97         (466)           45                          1                            -           -
----------- ------------   -----------               ------------                 ------------ -----------

      (172)        (341)           44                         (3)                       1,074       1,489
----------- ------------   -----------               ------------                 ------------ -----------

       128        1,751         1,112                        823                       24,712      31,559
         -           (1)            -                          -                          (13)        (11)
    (2,899)        (692)          (35)                      (113)                     (19,174)    (38,153)
         -            -             -                          -                            -           -
----------- ------------   -----------               ------------                 ------------ -----------

    (2,771)       1,058         1,077                        710                        5,525      (6,605)
----------- ------------   -----------               ------------                 ------------ -----------

    (2,943)         717         1,121                        707                        6,599      (5,116)

     2,943        2,226             -                          -                       26,041      31,157
----------- ------------   -----------               ------------                 ------------ -----------
 $       -   $    2,943     $   1,121                 $      707                   $   32,640   $  26,041
=========== ============   ===========               ============                 ============ ===========

       248          168             -                          -                       20,126      25,382
        13          142           107                         83                       26,530      48,947
      (261)         (62)           (5)                       (11)                     (22,262)    (54,203)
----------- ------------   -----------               ------------                 ------------ -----------
         -          248           102                         72                       24,394      20,126
=========== ============   ===========               ============                 ============ ===========

*   Variable fund accounts commenced operations May 1, 2001.
** See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
*** USAA Life International Fund reflects operations from 01/01/01 to 04/30/01.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                 Years or Periods Ended December 31, 2001, 2000
                                 (In Thousands)

                                                              Fund Accounts Investing In:
-----------------------------------------------------------------------------------------------------------------------------------

                                           *FVIP II Contrafund(R)        *FVIP Equity-Income     *FVIP III Dynamic Cap Appreciation
                                           Portfolio, Initial Class    Portfolio, Initial Class         Portfolio, Initial Class
                                          --------------------------  --------------------------  ---------------------------------

                                                2001                        2001                           2001
                                          ----------------            ----------------            --------------------

From operations:

   Net investment income (loss)             $          (2)              $          (3)              $              (1)
   Net realized gain (loss)                            (1)                         (4)                             (9)
   Change in net unrealized
     appreciation/depreciation                          2                         (11)                             (9)
                                          ----------------            ----------------            --------------------

       Increase (decrease) in net assets
         resulting from operations                     (1)                        (18)                            (19)
                                          ----------------            ----------------            --------------------

From contract transactions:
   Purchases and transfers in                         706                         938                             249
   Contract maintenance charges                         -                           -                               -
   Other redemptions                                  (15)                        (21)                            (27)
   Adjustments to annuity reserves                      -                           -                               -
                                          ----------------            ----------------            --------------------

       Increase (decrease) in net assets
         From contract transactions                   691                         917                             222
                                          ----------------            ----------------            --------------------

            Net increase (decrease)
             in net assets                            690                         899                             203
Net assets:
   Beginning of period                                  -                           -                               -
                                          ----------------            ----------------            --------------------
   End of period                            $         690               $         899               $             203
                                          ================            ================            ====================

Units issued and redeemed:
   Beginning balance                                    -                           -                               -
   Units issued                                        76                          98                              28
   Units redeemed                                      (3)                         (3)                             (4)
                                          ----------------            ----------------            --------------------
   Ending balance                                      73                          95                              24
                                          ================            ================            ====================

                                             SVS I Capital Growth        Alger American Growth
                                            Portfolio, Class A shares           Portfolio
                                          ---------------------------- ------------------------

                                              2001        2000            2001       2000
                                          ------------ --------------- ----------- ------------
From operations:

   Net investment income (loss)             $    (172)  $    (327)      $    (414)   $    (788)
   Net realized gain (loss)                     5,866       9,186          10,115       19,510
   Change in net unrealized
     Appreciation/depreciation                (17,758)    (16,207)        (21,308)     (35,892)
                                          ------------ --------------- ----------- ------------

       Increase (decrease) in net assets
         resulting from operations            (12,064)     (7,348)        (11,607)     (17,170)
                                          ------------ --------------- ----------- ------------

From contract transactions:
   Purchases and transfers in                   2,739      12,566           3,696       18,475
   Contract maintenance charges                   (41)        (39)            (64)         (64)
   Other redemptions                           (8,633)     (4,386)        (12,437)     (11,859)
   Adjustments to annuity reserves                  -           -               -            -
                                          ------------ --------------- ----------- ------------

       Increase (decrease) in net assets
         From contract transactions            (5,935)      8,141          (8,805)       6,552
                                          ------------ --------------- ----------- ------------

           Net increase (decrease)
            in net assets                     (17,999)        793         (20,412)     (10,618)
Net assets:
   Beginning of period                         61,092      60,299          92,232      102,850
                                          ------------ --------------- ----------- ------------

   End of period                            $  43,093   $  61,092       $  71,820    $  92,232
                                          ============ =============== =========== ============

Units issued and redeemed:
   Beginning balance                            2,082       1,837           3,064        2,890
   Units issued                                   185         520             246          713
   Units redeemed                                (432)       (275)           (584)        (539)
                                          ------------ --------------- ----------- ------------
   Ending balance                               1,835       2,082           2,726        3,064
                                          ============ =============== =========== ============

* Variable fund accounts commenced operations May 1, 2001.
See accompanying Notes to the Financial Statements.

                      SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                              NOTES TO FINANCIAL STATEMENTS
                                    December 31, 2001

1) Organization
The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). Units of the Separate Account are sold only in connection with the Variable Annuity Contract. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USAA Life. The Separate Account cannot be charged with liabilities arising out of any other business of USAA Life.

The Separate Account is divided into 18 variable fund accounts which are invested in shares of a designated portfolio of the USAA Life Investment Trust, Vanguard(R) Variable Insurance Fund (VVIF), Fidelity(R) Variable Insurance Products Fund (FVIP), Fidelity(R) Variable Insurance Products Fund II (FVIP II), Fidelity(R) Variable Insurance Products Fund III (FVIP III) Scudder Variable Series I (SVS I), or The Alger American Fund as follows:

Fund Account                                                     Mutual Fund Investment
----------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                      USAA Life Growth and Income Fund
USAA Life Aggressive Growth                                      USAA Life Aggressive Growth Fund
USAA Life World Growth                                           USAA Life World Growth Fund
USAA Life Diversified Assets                                     USAA Life Diversified Assets Fund
USAA Life Income                                                 USAA Life Income Fund

Vanguard Diversified Value Portfolio                             VVIF Diversified Value Portfolio
Vanguard Equity Index Portfolio                                  VVIF Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio                                 VVIF Mid-Cap Index Portfolio
Vanguard Small Company Growth Portfolio                          VVIF Small Company Growth Portfolio
Vanguard International Portfolio                                 VVIF International Portfolio
Vanguard REIT Index Portfolio                                    VVIF REIT Index Portfolio
Vanguard High Yield Bond Portfolio                               VVIF High Yield Bond Portfolio
Vanguard Money Market Portfolio                                  VVIF Money Market Portfolio

Fidelity VIP II Contrafund(R) Portfolio                          FVIP II Contrafund(R) Portfolio, Initial Class
Fidelity VIP Equity-Income Portfolio                             FVIP Equity-Income Portfolio, Initial Class
Fidelity VIP III Dynamic Cap Appreciation Portfolio              FVIP III Dynamic Cap Appreciation Portfolio, Initial Class

Scudder Capital Growth Portfolio                                 SVS I Capital Growth Portfolio, Class A shares

Alger American Growth Portfolio                                  Alger American Growth Portfolio

On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements.

Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution. For the Vanguard International Portfolio fund account, which replaced two fund accounts, the accumulation unit value (AUV) of the Deutsche EAFE(R) Equity Index fund account was used as the starting AUV. The AUVs remained the same immediately before and after the substitution for the other fund substitutions.

2) Summary Of Significant Accounting Policies
Security Valuation
Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

Annuity Reserves
Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

Distributions
The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

Federal Income Tax
Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) Related Party Transactions
During the year ended December 31, 2001, advisory and administrative fees of approximately $861,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%. The USAA Life International Fund accrued at an annualized rate of 0.65% through fund closure on May 1, 2001. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

4) Expenses
A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contract owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001

5.   Investments
The following table shows the number of shares owned, aggregate cost and net asset value per share of each fund at December 31, 2001:

                                                                        Aggregate    Net Asset
                                                            Number of      Cost      Value Per
                                                              Shares       (000)       Share
                                                            ---------   ---------    ---------
USAA Life Growth and Income Fund                                4,092   $  76,330    $   17.09
USAA Life Aggressive Growth Fund                                1,570      39,003        15.82
USAA Life World Growth Fund                                     1,565      23,019        10.98
USAA Life Diversified Assets Fund                               3,267      45,757        12.96
USAA Life Income Fund                                           2,165      22,585        10.61
VVIF Diversified Value Portfolio                                  237       2,659        10.66
VVIF Equity Index Portfolio                                       933      29,825        29.91
VVIF Mid-Cap Index Portfolio                                      158       2,045        13.23
VVIF Small Company Growth Portfolio                               297       4,579        16.43
VVIF International Portfolio                                      332       4,628        12.37
VVIF REIT Index Portfolio                                          86       1,076        13.03
VVIF High Yield Bond Portfolio                                     82         706         8.59
VVIF Money Market Portfolio                                    32,640      32,640         1.00
FVIP II Contrafund(R) Portfolio, Initial Class                     34         688        20.13
FVIP Equity-Income Portfolio, Initial Class                        40         910        22.75
FVIP III Dynamic Cap Appreciation Portfolio, Initial Class         33         212         6.10
SVS I Capital Growth Portfolio, Class A shares                  2,634      60,424        16.36
Alger American Growth Portfolio                                 1,953     100,869        36.77

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001

6)   Financial Highlights
     A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, and total returns for each period is as follows:

                                                    USAA Life Growth and Income Fund Account
                                 -----------------------------------------------------------------------------

                                                            Year Ended December 31,

                                      2001            2000            1999            1998            1997
                                 -------------   -------------   -------------   -------------   -------------

At end of period:

     Accumulation units (000)           3,122           3,225           3,598           3,697           3,242

     Annuity units (000)                    1               1               1               1               4

     Accumulation unit value     $  22.397368    $  23.978970    $  23.296591    $  20.468785    $  19.287258

     Net assets (000)            $     69,936    $     77,350    $     83,851    $     75,710    $     62,606

Ratio of expenses to
     average net assets (e)              0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                        -6.65%           2.86%          13.73%           6.02%          24.83%

                                                      USAA Life World Growth Fund Account
                                 -----------------------------------------------------------------------------

                                                            Year Ended December 31,

                                      2001            2000            1999            1998            1997
                                 -------------   -------------   -------------   -------------   -------------

At end of period:

     Accumulation units (000)           1,009           1,144           1,003           1,066           1,168

     Annuity units (000)                    2               2               2               3               3

     Accumulation unit value     $  16.988356    $  20.654406    $  23.209674    $  17.860722    $  16.144375

     Net assets (000)            $     17,181    $     23,672    $     23,335    $     19,096    $     18,892

Ratio of expenses to
     average net assets (e)              0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                       -17.81%         -11.07%          29.84%          10.50%          12.62%

                                                         USAA Life Income Fund Account
                                 -----------------------------------------------------------------------------

                                                            Year Ended December 31,

                                      2001            2000            1999            1998            1997
                                 -------------   -------------   -------------   -------------   -------------

At end of period:

     Accumulation units (000)           1,433             879           1,208           1,280             545

     Annuity units (000)                    5               5               6               6               -

     Accumulation unit value     $  15.969161    $  15.007467    $  13.262741    $  14.089499    $  13.002940

     Net assets (000)            $     22,967    $     13,268    $     16,099    $     18,119    $      7,080

Ratio of expenses to
     average net assets (e)              0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                         6.32%          13.04%          -5.99%           8.19%          10.14%

(a) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(c) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(d) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(e) The information for 2001 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g)  Not annualized for periods less than one year.
(h) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED
                              December 31, 2001

           USAA Life Aggressive Growth Fund Account
---------------------------------------------------------------

                       Year Ended December 31,

    2001         2000         1999         1998       1997(a)
-----------  -----------  -----------  -----------  -----------
     1,443        1,637          789          317          197
         -            -            -            -            -
$17.214778   $22.654870   $26.991318   $13.993064   $11.735078
$   24,837   $   37,093   $   21,297   $    4,442   $    2,320
      0.75%        0.75%        0.75%        0.75%        0.75% (f)
    -24.07%      -16.11%       92.59%       19.16%          NA

           USAA Life Diversified Assets Fund Account
---------------------------------------------------------------

                       Year Ended December 31,

    2001         2000         1999         1998         1997
-----------  -----------  -----------  -----------  -----------
     1,896        1,684        2,072        1,841        1,401
         3            3            3            3            3
$22.295041   $19.815589   $19.192009   $17.974654   $16.518656
$   42,339   $   33,419   $   39,823   $   33,141   $   23,190
      0.75%        0.75%        0.75%        0.75%        0.75%
     12.44%        3.17%        6.67%        8.69%       19.15%

     Vanguard Diversified Value Portfolio Fund Account                   Vanguard Equity Index Portfolio Fund Account
-----------------------------------------------------------      -----------------------------------------------------------

           Year Ended December 31,                                                         Year Ended December 31,

  2001 (c)                                                          2001(d)          2000           1999           1998 (b)
-----------                                                      -----------     -----------     -----------     -----------
       271                                                             2,699           2,498           2,317           1,136
         -                                                                 -               -               -               -
$ 9.336800                                                        $10.341906      $11.844646      $13.147788      $11.003536
$    2,532                                                        $   27,911      $   29,588      $   30,460      $   12,500
      0.75% (f)                                                         0.75%           0.75%           0.75%           0.75% (f)
     -6.70% (g)                                                       -12.80%         -10.01%          19.32%             NA

(a) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(c) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(d) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(e) The information for 2001 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g) Not annualized for periods less than one year.
(h) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED
                              December 31, 2001

                                             Vanguard Mid-Cap Index Portfolio Fund Account
                             -----------------------------------------------------------------------------

                                                    Year Ended December 31,

                                   2001(c)
                             -----------------
At end of period:

   Accumulation units (000)               210

   Annuity units (000)                      -

   Accumulation unit value       $   9.912441

   Net assets (000)              $      2,085

Ratio of expenses to
   average net assets (e)                0.75% (f)

Total return (h)                        -0.95% (g)

                                             Vanguard REIT Index Portfolio Fund Account
                             -----------------------------------------------------------------------------

                                                    Year Ended December 31,

                                   2001(c)
                             -----------------
At end of period:

   Accumulation units (000)               102

   Annuity units (000)                      -

   Accumulation unit value       $  10.950003

   Net assets (000)              $      1,121

Ratio of expenses to
   average net assets (e)                0.75% (f)

Total return (h)                         9.43% (g)

                                             Vanguard Money Market Index Portfolio Fund Account
                             -----------------------------------------------------------------------------

                                                    Year Ended December 31,

                                 2001 (d)          2000            1999            1998            1997
                             --------------  -------------   -------------   -------------   -------------
At end of period:

   Accumulation units (000)        24,394          20,126          25,382          18,760          13,416

   Annuity units (000)                  -               -               -               -               -

   Accumulation unit value   $   1.338044    $   1.293846    $   1.227534    $   1.178565    $   1.127755

   Net assets (000)          $     32,640    $     26,041    $     31,157    $     22,110    $     15,130

Ratio of expenses to
   average net assets (e)           0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                    3.31%           5.28%           4.01%           4.32%           3.95%

(a) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(c) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(d) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(e) The information for 2001 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g)  Not annualized for periods less than one year.
(h) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED
                              December 31, 2001

       Vanguard Small Company Growth Portfolio Fund Account                  Vanguard International Portfolio Fund Account
--------------------------------------------------------------        -------------------------------------------------------------
                 Year Ended December 31,                                               Year Ended December 31,

     2001(d)          2000           1999          1998 (b)                2001(d)         2000           1999           1998 (b)
--------------  --------------  --------------  --------------        --------------  --------------  --------------  -------------
          456             440             441             257                   473             218             106              55

            -               -               -               -                     -               -               -               -

$   10.696387   $   10.043462   $   10.526480   $    8.825971         $    8.670638   $   10.881890   $   13.154856   $   10.386978

$       4,883   $       4,416   $       4,642   $       2,267         $       4,102   $       2,368   $       1,400   $         566

        0.75%           0.75%           0.75%           0.75% (f)             0.75%           0.75%           0.75%           0.75%

        6.36%          -4.72%          19.06%              NA               -20.44%         -17.38%          26.46%              NA

      Vanguard High Yield Bond Portfolio Fund Account
--------------------------------------------------------------
                Year Ended December 31,

     2001 (c)
---------------

           72

            -

$    9.869512

$         707

        0.75% (f)

       -1.37% (g)

      Fidelity VIP II Contrafund(R)Portfolio Fund Account                    Fidelity VIP Equity-Income Portfolio Fund Account
--------------------------------------------------------------        --------------------------------------------------------------
                    Year Ended December 31,                                                Year Ended December 31,

    2001 (c)                                                              2001 (c)
---------------                                                       ---------------
           73                                                                    95

            -                                                                     -

$    9.515065                                                         $    9.427762

$         690                                                         $         899

        0.75% (f)                                                             0.75% (f)

       -4.92% (g)                                                            -5.79% (g)

(a) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(c) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(d) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(e) The information for 2001 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g)  Not annualized for periods less than one year.
(h) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED
                              December 31, 2001

                                   Fidelity VIP III Dynamic Cap Appreciation Portfolio Fund Account
                           -------------------------------------------------------------------------------
                                                      Year Ended December 31,

                               2001 (c)
                           ---------------

At end of period:

   Accumulation units (000)            24

   Annuity units (000)                  -

   Accumulation unit value  $    8.464990

   Net assets (000)         $         203

Ratio of expenses to
   average net assets (e)           0.75% (f)

Total return (h)                  -15.42% (g)

                                            Scudder Capital Growth Portfolio Fund Account
                           -------------------------------------------------------------------------------
                                                      Year Ended December 31,

                                 2001           2000             1999           1998            1997
                           ---------------  --------------  --------------  -------------  ---------------
At end of period:

   Accumulation units (000)         1,835           2,082           1,837           1,543           1,125

   Annuity units (000)                  -               -               -               -               -

   Accumulation unit value  $   23.487941   $   29.346175   $   32.816021   $   24.448446   $   19.989715

   Net assets (000)         $      43,093   $      61,092   $      60,299   $      37,720   $      22,484

Ratio of expenses to
   average net assets (e)           0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                  -20.00%         -10.62%          34.14%          22.20%          34.05%

                                             Alger American Growth Portfolio Fund Account
                           -------------------------------------------------------------------------------
                                                      Year Ended December 31,

                                 2001           2000             1999           1998            1997
                           ---------------  --------------  --------------  -------------  ---------------
At end of period:

   Accumulation units (000)         2,721           3,059           2,885           2,053           1,722

   Annuity units (000)                  5               5               5               5               8

   Accumulation unit value  $   26.344044   $   30.100055   $   35.583778   $   26.806157   $   18.239579

   Net assets (000)         $      71,820   $      92,232   $     102,850   $      55,172   $      31,541

Ratio of expenses to
   average net assets (e)           0.75%           0.75%           0.75%           0.75%           0.75%

Total return (h)                  -12.52%         -15.45%          32.67%          46.83%          24.15%

(a) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(c) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(d) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(e) The information for 2001 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g)  Not annualized for periods less than one year.
(h) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                     Independent Auditors' Report
                     ----------------------------

The Board of Directors
USAA LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

March 8, 2002

                          USAA LIFE INSURANCE COMPANY

                          Consolidated Balance Sheets

                           December 31, 2001 and 2000
                    (Dollars in Thousands, Except Share Data)

Assets                                                                     2001         2000
------                                                                     ----         ----
Investments:
  Debt securities, at fair value                                     $  6,587,295    6,087,772
  Equity securities, at fair value                                        226,797      240,685
  Mortgage loans                                                            2,379        3,087
  Policy loans                                                            139,997      138,336
                                                                      -----------   ----------
    Total investments                                                   6,956,468    6,469,880

Cash and cash equivalents                                                 116,927       95,588
Premium balances receivable                                                 4,903        5,186
Accounts receivable - affiliates                                               37           99
Furniture and equipment                                                     2,840        6,361
Collateral for securities loaned at fair value                            506,409      718,677
Accrued investment income                                                 114,890      105,406
Deferred policy acquisition costs                                         313,537      282,938
Deferred tax                                                               61,023       79,348
Reinsurance recoverable                                                   576,141      489,086
Other assets                                                               50,268       17,299
Separate account assets                                                   378,098      409,431
                                                                      -----------   ----------
    Total assets                                                     $  9,081,541    8,679,299
                                                                      ===========   ==========

Liabilities
-----------
Insurance reserves                                                   $  1,480,882    1,239,462
Funds on deposit                                                        5,779,484    5,466,912
Accounts payable and accrued expenses                                      86,151       83,219
Accounts payable - affiliates                                              19,815        7,973
Payable upon return of securities loaned                                  506,409      718,677
Other liabilities                                                          57,007       53,356
Separate account liabilities                                              378,098      409,431
                                                                      -----------   ----------
    Total liabilities                                                   8,307,846    7,979,030
                                                                      -----------   ----------

Stockholders' Equity
--------------------
Preferred capital stock, $100 par value; 1,200,000 shares
  authorized; 700,000 shares and 600,000 shares issued
  and outstanding at December 31, 2001 and 2000, respectively              70,000       60,000
Common capital stock, $100 par value; 30,000 shares
  authorized; 25,000 shares issued and outstanding                          2,500        2,500
Additional paid-in capital                                                 61,408       51,408
Accumulated other changes in equity from nonowner sources                  13,169      (15,618)
Retained earnings                                                         626,618      601,979
                                                                      -----------   ----------
    Total stockholders' equity                                            773,695      700,269
                                                                      -----------   ----------

    Total liabilities and stockholders' equity                       $  9,081,541    8,679,299
                                                                      ===========   ==========

                          USAA LIFE INSURANCE COMPANY

                       Consolidated Statements of Income

                  Years ended December 31, 2001, 2000, and 1999
                              (Dollars in Thousands)

                                                          2001         2000         1999
                                                          ----         ----         ----
Revenues
--------
Premiums                                            $  478,265      428,191      398,792
Investment income, net                                 487,715      484,984      484,375
Fees, sales, and loan income                            17,648       16,324       14,303
Net realized investment gains (losses)                 (34,299)     (65,989)         413
Other revenues                                          15,406       14,955       13,125
                                                     ---------     --------     --------

   Total revenues                                      964,735      878,465      911,008
                                                     ---------     --------     --------

Benefits and expenses
---------------------
Losses, benefits, and settlement expenses              655,869      582,999      560,060
Deferred policy acquisition costs                       22,857       24,508       17,463
Dividends to policyholders                              56,081       55,012       54,981
Other operating expenses                               128,068      127,707      139,269
                                                     ---------     --------     --------

   Total benefits and expenses                         862,875      790,226      771,773
                                                     ---------     --------     --------

   Income before income taxes                          101,860       88,239      139,235
                                                     ---------     --------     --------

Federal income tax expense (benefit):
  Current                                               32,355       35,156       52,623
  Deferred                                               2,863       (3,165)      (6,812)
                                                     ---------     --------     --------

   Total Federal income tax expense                     35,218       31,991       45,811
                                                     ---------     --------     --------

   Net income                                       $   66,642       56,248       93,424
                                                     =========     ========     ========

                          USAA LIFE INSURANCE COMPANY

                 Consolidated Statements of Stockholders' Equity

                  Years Ended December 31, 2001, 2000, and 1999
                            (Dollars in Thousands)

                                                                       2001       2000       1999
                                                                       ----       ----       ----
Capital
-------
Preferred capital stock                                           $   70,000     60,000     60,000
Common capital stock                                                   2,500      2,500      2,500
Additional paid-in capital                                            61,408     51,408     51,408
                                                                   ---------  ---------  ---------

      End of year                                                    133,908    113,908    113,908
                                                                   ---------  ---------  ---------

Accumulated other changes in equity from nonowner
-------------------------------------------------
  sources, net of tax
  -------------------
Beginning of year                                                    (15,618)   (77,137)    18,315
Unrealized gains (losses) on securities during year, net of
    income taxes and reclassification adjustments                     28,787     61,519    (95,452)
                                                                   ---------  ---------  ---------

      End of year                                                     13,169    (15,618)   (77,137)
                                                                   ---------  ---------  ---------

Retained earnings
-----------------
Beginning of year                                                    601,979    563,260    557,829
Net income                                                            66,642     56,248     93,424
Dividends to stockholders                                            (42,003)   (17,529)   (87,993)
                                                                   ---------  ---------  ---------

      End of year                                                    626,618    601,979    563,260
                                                                   ---------  ---------  ---------

      Total stockholders' equity                                  $  773,695    700,269    600,031
                                                                   =========  =========  =========

Summary of changes in equity from nonowner sources
--------------------------------------------------
Net income                                                        $   66,642     56,248     93,424
Other changes in equity from nonowner sources, net of tax             28,787     61,519    (95,452)
                                                                   ---------  ---------  ---------
Total changes in equity from nonowner sources                     $   95,429    117,767     (2,028)
                                                                   =========  =========  =========

                          USAA LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 2001, 2000, and 1999
                              (Dollars in Thousands)

                                                                       2001        2000        1999
                                                                       ----        ----        ----
Cash flows from operating activities:
  Net income                                                      $    66,642      56,248      93,424
  Adjustments to reconcile net income to net
  cash provided by operating activities:
    Net realized investment (gains) losses                             34,299      65,989        (413)
    Non-cash investment income                                              -          -       (5,147)
    Interest credited on policyholder deposits                        300,416     292,963     292,226
    Increase in deferred policy acquisition costs                     (31,196)    (23,459)    (24,885)
    Depreciation and amortization                                      (4,558)     (8,473)     (9,536)
    Deferred income tax expense (benefit)                               2,863      (3,165)     (6,812)
    (Increase) decrease in premium balances receivable                    283      (2,326)        109
    (Increase) decrease in accounts receivable-affiliate                   62         (22)        587
    Increase in accrued investment income                              (9,484)     (8,976)    (14,388)
    Increase in reinsurance recoverable and
       other assets                                                  (120,024)    (87,034)    (98,808)
    Increase in insurance reserves                                    174,936     147,534     108,702
    Increase (decrease) in accounts payable and
       accrued expense                                                  2,932      24,493      (1,020)
    Increase (decrease) in accounts payable-affiliates                 11,842      (6,253)      3,633
    Increase (decrease) in other liabilities                            3,651         616      (1,326)
    Other                                                              (3,596)     (2,223)      2,400
                                                                   ----------  ----------  ----------
       Net cash provided by operating activities                      429,068     445,912     338,746
                                                                   ----------  ----------  ----------

Cash flows from investing activities:
  Proceeds from sales and maturities of
    available-for-sale securities                                   1,594,188   1,137,153   1,227,752
  Proceeds from maturities of held-to-maturity securities                   -      46,039     218,585
  Proceeds from principal collections on investments                  397,397      95,891     319,027
  Other investments sold                                                1,213       1,186         688
  Securities purchased - available-for-sale                        (2,353,779) (1,218,635) (1,789,489)
  Other investments purchased                                            (730)     (5,774)     (2,636)
                                                                   ----------  ----------  ----------
       Net cash provided by (used in) investing activities           (361,711)     55,860     (26,073)
                                                                   ----------  ----------  ----------

Cash flows from financing activities:
  Deposits to funds on deposit                                        394,599     270,294     344,772
  Proceeds from short-term borrowings                                   2,600          -           -
  Issuance of preferred stock                                          20,000          -           -
  Withdrawals from funds on deposit                                  (421,240)   (714,873)   (575,731)
  Dividends to stockholders                                           (41,977)    (17,529)    (87,993)
                                                                   ----------  ----------  ----------
       Net cash used in financing activities                          (46,018)   (462,108)   (318,952)
                                                                   ----------  ----------  ----------

    Net increase (decrease) in cash and cash
      equivalents                                                      21,339      39,664      (6,279)
    Cash and cash equivalents at beginning of year                     95,588      55,924      62,203
                                                                   ----------  ----------  ----------
      Cash and cash equivalents at end of year                    $   116,927      95,588      55,924
                                                                   ==========  ==========  ==========

                               USAA LIFE INSURANCE COMPANY

                       Notes to Consolidated Financial Statements

                              December 31, 2001 and 2000

                                 (Dollars in Thousands)

(1) Summary of significant accounting policies
    ------------------------------------------

    (a) Organization
        ------------

    USAA LIFE INSURANCE COMPANY (Life Company) is a wholly owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). Life Company markets individual life insurance policies, annuity contracts, group credit life and accident and health policies, and individual and group accident and health policies primarily to individuals eligible for membership in USAA. Life Company is licensed to do business in all states including the District of Columbia but excluding New York. Life Company has a subsidiary company, USAA Life Insurance Company of New York (Life of New York), licensed to sell life and annuity contracts in that state. Life Company's other subsidiary business, USAA Life General Agency (LGA), offers additional products of other insurance companies requested by USAA membership, which are not sold by Life Company. The consolidated financial statements include the accounts of Life Company and its subsidiaries, (collectively, the Company). All significant intercompany balances and transactions have been eliminated in consolidation.

    (b) Accounting standards adopted
        ----------------------------

    Effective January 1, 2001, the Company adopted the provisions of Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, companies to record derivatives on their balance sheet at fair value. Changes in the fair value of those derivatives would be reported in income or other changes in equity from nonowner sources depending on the use of the derivative and whether it qualifies for hedge accounting. The key criterion for hedge accounting is that the hedging relationship must be highly effective in offsetting changes in fair value of assets or liabilities or cash flows from such transactions. The implementation of SFAS No. 133 did not have a material effect on the Company's financial position or results of operations.

    Effective April 1, 2001, the Company adopted Emerging Issues Task Force
    (EITF) Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. The adoption of EITF Issue 99-20 did not have an impact on the Company's financial position or results of operations.

    In September 2000, the FASB issued SFAS No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". SFAS No. 140 replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and rescinds SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125". This statement, which is required to be applied prospectively with certain exceptions, is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Additionally, this statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The adoption of this statement did not have a material impact on the Company's consolidated financial statements.

                                      30                             (Continued)

                               USAA LIFE INSURANCE COMPANY

                       Notes to Consolidated Financial Statements

                                  (Dollars in Thousands)

    (c) Investments
        -----------

        On May 1, 2000, the Company reclassified all of the debt securities in its held-to-maturity portfolio to the available-for-sale portfolio. Securities with an amortized cost of $618,938 and a net unrealized loss of $24,915 were transferred from the held to maturity portfolio to the available-for-sale portfolio. This action was taken because the Company determined it no longer had the positive intent and ability to hold the securities to maturity due to changes in the Company's investment policy. Debt securities, including bonds, mortgage-backed securities, and redeemable preferred stocks are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders equity.

        Bonds, at amortized cost of approximately $171,940, and $171,131 were on deposit with various state governmental agencies at December 31, 2001, and 2000, respectively.

        Mortgage-backed securities held at December 31, 2001 and 2000 represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities.

        All equity securities, which include common and non-redeemable preferred stocks, have been classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

        Real estate mortgages and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.80% to 9.75% at December 31, 2001.

        Short-term securities, included in cash and cash equivalents, are carried at amortized cost, which approximates fair value.

        Interest is not accrued on debt securities or mortgage loans for which principal or interest payments are determined to be uncollectible.

        Realized gains and losses are included in net income based upon specific identification of the investment sold. When impairment of the value of an investment is considered to be other than temporary, a provision for the write down to estimated net realizable value is recorded. Net realized capital gains of $25,943, $1,455, and $33,813 for 2001, 2000 and 1999 respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains and an offsetting amount was reflected in insurance reserves.

    (d) Cash and cash equivalents
        -------------------------

        For purposes of the consolidated statement of cash flows, all highly liquid marketable securities that have a maturity date at purchase of three months or less and money market mutual funds are considered to be cash equivalents. At December 31, 2001 and 2000, cash and cash equivalents include $41 and $409, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

                                      31                             (Continued)

                               USAA LIFE INSURANCE COMPANY

                       Notes to Consolidated Financial Statements

                                  (Dollars in Thousands)

    (e) Federal income taxes
        --------------------

        Life Company and its subsidiaries are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate companies of USAA based on a tax allocation agreement, whereby companies receive a current benefit to the extent their losses are utilized by the consolidated group. Separate company current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income adjusted for any consolidated benefits allocated to the companies based on the use of separate company losses within the group.

        Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

    (f) Fair value of financial instruments
        -----------------------------------

        The fair value estimates of the Company's financial instruments were made at a point in time, based on relevant market information and information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

    (g) Use of estimates
        ----------------

        The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (GAAP), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (h) Deferred policy acquisition costs
        ---------------------------------

        Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations. The period for amortization is 20 years, but not to exceed the life of the policy. Acquisition costs for universal life and annuities are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The period for amortization for universal life is 20 years. The period for amortization for annuities is either 20 or 30 years.

        Deferred policy acquisition costs are reviewed by line of business to determine that the unamortized portion does not exceed the present value of anticipated gross profits or the sum of the present value of expected gross premiums and the reserves held, less the present value of expected future benefits.

                                      32                             (Continued)

                               USAA LIFE INSURANCE COMPANY

                       Notes to Consolidated Financial Statements

                                  (Dollars in Thousands)

    (i) Insurance reserves
        ------------------

        Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. Payout annuity reserves are computed by discounting future payments at rates based on assumed or guaranteed investment yields and mortality. These assumptions vary by such characteristics as plan, year of issue, policy duration, date of receipt of funds and may include provisions for adverse deviation.

    (j) Funds on deposit
        ----------------

        Funds on deposit are liabilities for universal life, payout annuities without life contingencies and deferred annuities. These liabilities are determined following the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges.

    (k) Insurance revenues and expenses
        -------------------------------

        Premiums on traditional life insurance products and accident and health contracts are recognized as revenues as they become due. Benefits and expenses are matched with premiums in determining net income through the holding of reserves that provide for policy benefits and amortization of acquisition costs over the lives of the policies. For universal life and investment annuity contracts revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits from surrender charges, investment, mortality, and expense margins.

    (l) Participating business
        ----------------------

        Certain life insurance policies contain dividend payment provisions, which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 5% of the total life insurance in force at December 31, 2001, and 6% of the total life insurance in force at December 31, 2000. Participating policies accounted for 16% of the premium income in 2001 and 18% of the premium income in 2000. The provision for policyholders' dividends is based on benefit reserves and a future dividend liability based on the current dividend scales.

        The Company guarantees to pay dividends in aggregate, on all participating policies issued after December 31, 1983, in the total amount of $20,534 in 2002.

        Income attributable to participating policies in excess of policyholder dividends is restricted by several states for the benefit of participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

    (m) Reclassifications
        -----------------

        Certain reclassifications of prior period amounts have been made to conform with the current year's presentation.

                                      33                             (Continued)

                               USAA LIFE INSURANCE COMPANY

                       Notes to Consolidated Financial Statements

                                  (Dollars in Thousands)

(2) Basis of accounting
    -------------------

    The Company prepares separate statutory financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of the states of Texas and New York. Prior to the adoption of Codification of Statutory Accounting Principles (SAP) by the insurance departments of the states of Texas and New York on January 1, 2001, prescribed statutory accounting practices included a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The NAIC adopted SAP in March 1998. The Texas Department of Insurance and New York State Insurance Department adopted SAP in its entirety, except as provided in Title 28 Part 1 Chapter 7 Subchapter A Rule 7.18, "NAIC Accounting Practices and Procedures Manual" (Rule 7.18), of the Texas Administrative Code and in Regulation 172, "Financial Statement Filings and Accounting Practices and Procedures" (Reg. 172), respectively. The adoption of SAP resulted in an increase in statutory surplus of approximately $33,495.

    These consolidated financial statements have been prepared on the basis of GAAP, which differs from the statutory basis of accounting followed in reporting to insurance regulatory authorities. Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, are as follows:

                                                                       2001        2000        1999
                                                                       ----        ----        ----
Statutory net income                                         $         47,809      72,901      83,918
Loss on sale of investments                                           (22,135)    (34,800)    (29,089)
Deferred policy acquisitions costs                                     31,526      23,809      25,115
Tax adjustments                                                        (2,863)      3,176      13,981
Participating policyholder earnings                                       (73)     (2,032)       (696)
Insurance reserves and other                                           12,378      (6,806)        195
                                                                     --------    --------    --------

            GAAP net income                                  $         66,642      56,248      93,424
                                                                     ========    ========    ========

Statutory capital and surplus                                $        584,857     528,830     500,514
Increases (decreases):
    Deferred policy acquisition costs                                 313,537     282,938     267,114
    Federal income taxes                                               34,787      79,348     108,214
    Asset valuation reserve                                            26,365      51,877      76,969
    Participating policyholder liability                               (7,223)     (7,111)     (3,985)
    Policyholder reserve and funds                                    (99,166)    (95,792)    (97,434)
    Deferred and uncollected premiums                                (103,741)    (87,993)    (89,335)
    Investment unrealized gain (loss) adjustments:
        Investment valuation difference                               161,458      (6,579)   (193,266)
        Policyholder accounts and other assets                       (110,618)    (29,437)     22,659
    Other adjustments                                                 (26,561)    (15,812)      8,581
                                                                     --------    --------    --------
            GAAP capital and surplus                         $        773,695     700,269     600,031
                                                                     ========    ========    ========

                                      34                            (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

(3) Investments
    -----------

    The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities classified as available for sale as of December 31, 2001 were as follows:

                                                                       Available-for-Sale
                                                  -------------------------------------------------------------------
                                                                   Gross          Gross       Estimated
                                                   Amortized     Unrealized     Unrealized       Fair       Carrying
                                                      Cost         Gains          Losses        Value         Value
                                                  ------------  -------------  -------------  -----------  ----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and
                                                  $       3,529          369             -         3,898        3,898
   agencies
Obligations of states and political subdivisions         37,192          946             -        38,138       38,138
Debt securities issued by foreign
   governments and corporations                         309,153        9,494        (1,492)      317,155      317,155
Mortgage-backed securities                              991,016       26,139        (2,898)    1,014,257    1,014,257
Corporate securities                                  5,086,498      166,894       (39,545)    5,213,847    5,213,847
                                                      ---------      -------        ------     ---------    ---------
      Total debt securities                       $   6,427,388      203,842       (43,935)    6,587,295    6,587,295
                                                      =========      =======        ======     =========    =========

Equity securities
Common stock                                      $     251,130            -       (30,149)      220,981      220,981
Non-redeemable preferred stock                            5,970            -          (154)        5,816        5,816
                                                      ---------      -------        ------     ---------    ---------
      Total equity securities                     $     257,100            -       (30,303)      226,797      226,797
                                                      =========      =======        ======     =========    =========

                                      35                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities classified as available for sale as of December 31, 2001 were as follows:

                                                                           Available-for-Sale
                                                  ---------------------------------------------------------------------------
                                                                       Gross           Gross         Estimated
                                                   Amortized        Unrealized      Unrealized          Fair        Carrying
                                                      Cost             Gains          Losses           Value          Value
                                                  ------------- ----------------- --------------- --------------- -----------
Debt securities
---------------
U.S. Treasury securities and obligations of
  U.S. Government corporations and agencies       $    21,468             586            (31)         22,023        22,023
Obligations of states and political subdivisions       34,950             107            (22)         35,035        35,035
Debt securities issued by foreign
  governments and corporations                        465,297           5,888         (9,791)        461,394       461,394
Mortgage-backed securities                          1,077,318          20,119         (4,417)      1,093,020     1,093,020
Corporate securities                                4,496,095          70,686        (90,481)      4,476,300     4,476,300
                                                    ---------          ------       --------       ---------     ---------
         Total debt securities                    $ 6,095,128          97,386       (104,742)      6,087,772     6,087,772
                                                    =========          ======       ========       =========     =========

Equity securities
-----------------
Common stock                                      $   179,745          22,048        (11,180)        190,613      190,613
Non-redeemable preferred stock                         50,045           1,192         (1,165)         50,072       50,072
                                                    ---------          ------       --------       ---------     ---------
         Total equity securities                  $   229,790          23,240        (12,345)        240,685      240,685
                                                    =========          ======       ========       =========     =========

The amortized cost and estimated fair values of debt securities classified as available-for-sale at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.

                                                     Available-for-Sale
                                              --------------------------------
                                                                  Estimated
                                                Amortized            Fair
                                                   Cost             Value
                                              ----------------  --------------
Due in one year or less                       $      525,215        537,095
Due after one year through five years              1,880,762      1,954,167
Due after five years through ten years             1,907,887      1,950,634
Due after ten years                                1,122,508      1,131,142
                                                   ---------      ---------

Mortgage-backed securities                           991,016      1,014,257
                                                   ---------      ---------
                                              $    6,427,388      6,587,295
                                                   =========      =========

    Proceeds from sales of available-for-sale debt securities during 2001, 2000, and 1999 were $1,381,444, $995,947, and $1,065,071, respectively. Gross gains and losses of $25,832 and $21,651, respectively, for 2001, $10,472 and $65,470, respectively, for 2000, and $12,010 and $4,911, respectively, for 1999, were realized on those sales.

    For 2000, net realized investment gains (losses) on the consolidated statement of income also included a realized loss of $10,033 due to an other than temporary write-down of a debt security. There were no such writedowns in 2001.

                                      36                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

    Proceeds from sales of equity securities during 2001, 2000, and 1999 were $64,640, $573, and $96,857, respectively. Gross gains and losses of $11,068 and $0 respectively, for 2001, $67 and $70, respectively, for 2000 and $25,494, and $34, respectively, for 1999 were realized on those sales.

    Gross investment income during 2001, 2000, and 1999 was $494,179, $490,890, and $489,709, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $6,464, $5,906, and $5,334 for 2001, 2000, and 1999, respectively.

    Life Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial cash collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income or used for operations. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The estimated fair value of loaned securities is $484,382 at December 31, 2001.

    At December 31, 2001 and 2000, net unrealized gains of $110,618 and $29,437 were allocated to insurance reserves for participating life insurance policies and interest sensitive contracts. In addition net unrealized losses of $146 and $743 were allocated against deferred policy acquisition costs in 2001 and 2000, respectively.

(4) Federal income tax
    ------------------

    The expected statutory Federal income tax amounts for the years ended December 31, 2001, 2000, and 1999 differ from the effective tax amounts as follows:

                                                                       2001          2000         1999
                                                                       ----          ----         ----
Income before income taxes                                      $     101,860        88,239      139,235
                                                                      =======        ======      =======

Federal income tax expense at 35% statutory rate                       35,651        30,884       48,732

Increase (decrease) in tax resulting from
  Dividends received deductions                                         (540)         (189)        (391)
  Tax credits                                                           (112)         (556)        (791)
  Other, net                                                              219         1,852      (1,739)
                                                                      -------        ------      -------

     Federal income tax expense                                 $      35,218        31,991       45,811
                                                                      =======        ======      =======

    Deferred income tax expense or benefit for the years ended December 31, 2001, 2000, and 1999 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

                                      37                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

    The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                                        2001           2000
                                                                                        ----           ----
Deferred tax assets
  Insurance reserves                                                            $       124,969       118,511
  Accounts payable and accrued expenses                                                   8,924         3,337
  Policyholder dividends                                                                  4,909         5,866
  Other, net                                                                              2,972         4,778
                                                                                       --------       -------

    Total gross deferred tax assets                                                     141,774       132,492
                                                                                       --------       -------

Deferred tax liabilities
  Investments                                                                             7,276         3,295
  Depreciable assets                                                                        729           714
  Deferred policy acquisition costs                                                      51,539        45,513
  Other, net                                                                             14,510        12,426
                                                                                       --------       -------

    Total gross deferred tax liabilities                                                 74,054        61,948
                                                                                       --------       -------

Deferred tax asset (liability) on net unrealized gain (loss) on investments              (6,697)        8,804
                                                                                       --------       -------
    Net deferred tax asset                                                      $        61,023        79,348
                                                                                       ========       =======

    Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

    At December 31, 2001, and 2000, other assets included Federal income tax receivable of $7,523 and $3,320, respectively.

    Aggregate cash payments to USAA for income taxes were $35,004, $32,988, and $51,993 for Life Company and $1,554, $956, and $2,780 for its subsidiaries during the years ended December 31, 2001, 2000, and 1999, respectively.

                                      38                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

    Detailed tax amounts for items of total nonowner changes in equity are as follows:

                                                                                Before-             Tax
                                                                                 Tax              (Expense)         Net-of-Tax
                                                                                Amount            or Benefit          Amount
                                                                            ---------------    --------------     --------------
For the year ending December 31, 1999

Unrealized (losses) on securities:
  Unrealized holding (losses) arising during year                          $      (72,569)            25,399         (47,170)
  Less: reclassification adjustment for gains realized in income                  (74,280)            25,998         (48,282)
                                                                                 ---------           --------        --------
     Net unrealized (losses) from securities                                     (146,849)            51,397         (95,452)
                                                                                 ---------           --------        --------

        Other changes in equity from nonowner sources                      $     (146,849)            51,397         (95,452)
                                                                                 ---------           --------        --------

For the year ending December 31, 2000

Unrealized gains on securities:
  Unrealized holding gains arising during year                             $        69,788           (24,426)          45,362
  Less: reclassification adjustment for losses realized in income                   24,857            (8,700)          16,157
                                                                                 ---------           --------        --------
     Net unrealized gains from securities                                           94,645           (33,126)          61,519
                                                                                 ---------           --------        --------

        Other changes in equity from non-owner sources                     $        94,645           (33,126)          61,519
                                                                                 =========           ========        ========

For the year ending December 31, 2001

Unrealized gains on securities:
  Unrealized holding gains arising during year                             $        28,759           (10,066)          18,693
  Less: reclassification adjustment for losses realized in income                   15,529            (5,435)          10,094
                                                                                 ---------           --------        --------
     Net unrealized gains from securities                                           44,288           (15,501)          28,787
                                                                                 ---------            ------          -------

        Other changes in equity from non-owner sources                     $        44,288           (15,501)          28,787
                                                                                 =========           ========        ========

                                      39                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

(5) Fair value of financial instruments
    -----------------------------------

    The following tables present the carrying values and estimated fair values of the Company's financial instruments at December 31. SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                                                            2001                                2000
                                                               ---------------------------------  ----------------------------
                                                                  Carrying                            Carrying
                                                                                      Fair                             Fair
                                                                   Value                               Value
                                                                                     Value                            Value
                                                               ---------------- -----------------  --------------- -----------
Financial assets:
    Cash and cash equivalents                                  $    116,927           116,927            95,588         95,588
    Debt securities                                               6,587,295         6,587,295         6,087,772      6,087,772
    Equity securities                                               226,797           226,797           240,685        240,685
    Mortgage loans                                                    2,379             2,226             3,087          2,962
    Policy loans                                                    139,997           139,997           138,336        138,336
    Premium balances receivable                                       4,903             4,903             5,186          5,186
    Accounts receivable - affiliates                                     37                37                99             99
    Collateral for securities loaned                                506,409           506,409           718,677        718,677
    Accrued investment income                                       114,890           114,890           105,406        105,406
    Separate account                                                378,098           378,098           409,431        409,431
Financial liabilities:
    Deferred annuities and annuities without life contingencies   3,725,116         3,725,116         3,535,617      3,535,617
    Policyholder dividend accumulations                              34,309            34,309            33,119         33,119
    Policy dividends declared but unpaid                             30,993            30,993            32,494         32,494
    Accounts payable and accrued expenses                            86,151            86,151            83,219         83,219
    Accounts payable - affiliates                                    19,815            19,815             7,973          7,973
    Payable upon return of securities loaned                        506,409           506,409           718,677        718,677
    Separate account                                                378,098           378,098           409,431        409,431

    All carrying values are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations, both of which are included in funds on deposit, and policy dividends declared but unpaid which are included in other liabilities.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value because of the short maturity.

    Debt and equity securities: The fair market values for bonds and stocks are determined using quoted market prices from Merrill Lynch Pricing Services, Bloomberg Services or individual brokers.

    Mortgage loans: The fair value of mortgage loans are estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

                                      40                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

    Policy loans: In the Company's opinion, the book value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at the aggregate unpaid balance, and carry interest rates ranging from 4.8% to 7.4% in advance.

    Premiums receivable: The recorded amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

    Accounts receivable and payable - affiliates: The carrying value of the accounts receivable and accounts payable for affiliates approximates its fair value because of the short-term nature of the obligations.

    Collateral for securities loaned and payable upon return of securities loaned: The carrying value of collateral for securities loaned and payable upon return of securities loaned approximates fair value because of the short maturity of the collateral.

    Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

    Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is equal to the current accumulated value without anticipation of any applicable surrender charges, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

    Policyholder dividend accumulations: The fair value of policy holder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

    Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

    Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

    Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds, therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, without consideration for applicable surrender charges, if any.

(6) Borrowings
    ----------

    The Company has no borrowing activity outside of the agreements described in
    Note 7 "Transactions with affiliates."

                                      41                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

(7) Transactions with affiliates
    ----------------------------

    Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. USAA allocates these and other expenses to affiliates for administrative services performed by them. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services for Life Company and its affiliates was $115,389, $164,572, and $173,082 for 2001, 2000, and 1999, respectively.

    The Company has an agreement with USAA Investment Management Company regarding the reimbursement of costs for investment services provided. The aggregate amount of the USAA Investment Management Company contracted services was $6,171, $5,639 and $4,895 for 2001, 2000, and 1999,
    respectively.

    Life Company also received premium and annuity considerations from USAA of $6,415, $5,780, and $4,945 in 2001, 2000, and 1999, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group insurance on USAA employees.

    Life Company provides credit life and disability insurance to members of the USAA Federal Savings Bank (USAA FSB) through an insurance arrangement with USAA FSB. Total credit life and disability premiums were $6,468 and $5,732 in 2001 and 2000, respectively.

    Life Company has intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO) for unsecured borrowings up to $50,000 outstanding at any one time, for a short-term (less than 270 days) period for liquidity purposes, at an interest rate based upon CAPCO's or FUNDCO's cost of funding. As of December 31, 2001, 2000, and 1999, Life Company had $2,600, $0 and $0 liability for borrowed money. Life Company had short-term borrowings totaling $53,918, $0, and $274,619 in 2001, 2000, and 1999, respectively, through the use of these funding agreements. The interest associated with these intercompany funding agreements was $10, $0, and $50 in 2001, 2000, and 1999, respectively.

    The Company purchased securitized notes created by USAA FSB. The notes were purchased on the open market through a third-party broker. The Company had $68,618 and $37,200 of securitized notes created by USAA FSB at December 31, 2001 and 2000, respectively.

    Life of New York has an intercompany funding agreement with CAPCO that shall not exceed, in the aggregate, an amount equal to 5 percent of prior year admitted assets, outstanding at any one time. As of December 31, 2001, 2000, and 1999, Life of New York had no liability for borrowed money. Life of New York had short-term borrowings totaling $0, $0, and $5,122 in 2001, 2000, and 1999, respectively, through the use of these funding agreements. The interest associated with these intercompany funding agreements was $0, $0, and $50 in 2001, 2000, and 1999, respectively.

                                      42                             (Continued)

                            USAA LIFE INSURANCE COMPANY

                     Notes to Consolidated Financial Statements

                              (Dollars in Thousands)

(8) Reinsurance
    -----------

    The Company is party to several reinsurance treaties. Life Company's general policy is to reinsure that portion of any risk in excess of $600 with a $100 corridor on the life of any one individual. However, in 1997 Life Company entered into certain reinsurance treaties that are based on a first dollar quota share pool. Life Company retains 10% of the risk on each life up to the normal $600 retention and the remaining 90% is ceded to a coinsurance pool that is placed with a number of reinsurers on a quota share basis. Once Life Company's retention has been reached, the quota share pool reinsures all of the risk above Life Company's retention. Life of New York's general policy is the same except that they reinsure that portion of any risk in excess of $200 on the life of any one individual.

    Life Company cedes Bank Owned Life Insurance (BOLI) business through two reinsurance treaties, one Yearly Renewable Term (YRT) and one Coinsurance treaty, both of which are with one reinsurer on a first dollar basis, with Life Company retaining 50% of the business under the coinsurance arrangement. Assets backing the coinsurance reserves held by the reinsurer are held in a trust by the reinsurer. This trust arrangement should reduce the credit risk associated with the high reserve liability held by the reinsurer for Life Company.

    Although the ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, the reinsuring company assumes responsibility to reimburse the Company for the related liability.

    Life insurance in force in the amounts of $5,051,994, $5,161,519 and $5,447,155 is ceded on a yearly renewable term basis and $49,794,678, $37,080,679 and $23,535,919 is ceded on a coinsurance basis at December 31, 2001, 2000, and 1999, respectively.

    Reinsurance amounts recoverable related to insurance reserves, funds on deposit, and paid losses totaled $576,141 and $489,086 at December 31, 2001, and 2000, respectively. Premium revenues and interest credited to policyholders were reduced by $113,853, $104,622 and $106,323 for reinsurance premiums ceded during the years ended December 31, 2001, 2000, and 1999, respectively. Losses, benefits and settlement expenses were reduced by $99,914, $91,618 and $102,735 for reinsurance recoverables during the years ended December 31, 2001, 2000, and 1999, respectively.

    A ten year stop loss reinsurance agreement was signed in 1991. The reinsurance agreement terminated effective December 31, 2000.

    Life Company assumes business through various assumption agreements, with most of the business assumed on a yearly renewable term basis. Such premium amounts were not significant in 2001, 2000, and 1999.

                                      43                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(9)  Deferred policy acquisition costs and future policy benefits
     ------------------------------------------------------------

     Deferred policy acquisitions costs and premiums are summarized below:

                                                                                   Accident
                                                           Life        Annuity    and Health     Total
                                                        ------------ ----------- ------------- ----------
Balance at
December 31, 1998                                      $   173,225      35,205        18,556     226,986
                                                           -------      ------       -------     -------

  Additions                                                 24,444      12,167         5,737      42,348
  Amortization                                             (13,721)     (2,149)       (1,593)    (17,463)
  Fair value adjustment                                      5,091      10,152             -      15,243
                                                           -------      ------       -------     -------
  Net changes                                               15,814      20,170         4,144      40,128
                                                           -------      ------       -------     -------

Balance at
December 31, 1999                                          189,039      55,375        22,700     267,114
                                                           -------      ------       -------     -------

  Additions                                                 31,925       9,279         6,763      47,967
  Amortization                                             (16,272)     (4,375)       (3,861)    (24,508)
  Fair value adjustment                                        652      (8,287)            -      (7,635)
                                                           -------      ------       -------     -------
  Net change                                                16,305      (3,383)        2,902      15,824
                                                           -------      ------       -------     -------

Balance at
December 31, 2000                                      $   205,344      51,992        25,602     282,938
                                                           -------      ------       -------     -------

  Additions                                                 36,970      11,460         5,623      54,053
  Amortization                                             (13,721)     (2,466)       (6,670)    (22,857)
  Fair value adjustment                                       (607)         10             -        (597)
                                                           -------      ------       -------     -------
  Net change                                                22,642       9,004        (1,047)     30,599
                                                           -------      ------       -------     -------

Balance at
December 31, 2001                                      $   227,986      60,996        24,555     313,537
                                                           =======      ======       =======     =======

1999 Premiums                                          $   297,445      11,499        89,848     398,792
                                                           =======      ======       =======     =======
2000 Premiums                                          $   296,640      10,626       120,925     428,191
                                                           =======      ======       =======     =======
2001 Premiums                                          $   312,972      16,830       148,463     478,265
                                                           =======      ======       =======     =======

                                      44                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

The liabilities for future policy benefits and related insurance in force at December 31, 2001 and 2000 are summarized below:

                                                            Future Policy
                                                               Benefits
                                                      ------------------------
                                                           2001        2000
                                                           ----        ----

Life and annuity:
Individual                                           $   1,401,140   1,164,128
Group                                                        5,523       4,873
                                                         ---------   ---------
    Total life and annuity                           $   1,406,663   1,169,001
                                                         =========   =========

    Accident and health                              $      74,219      70,461
                                                         =========   =========

                                                          Insurance in Force
                                                      ------------------------
                                                           2001        2000
                                                           ----        ----
Life and annuity:
Individual                                           $  64,934,370  65,563,303
Credit life                                                716,520     614,038
Group                                                    2,618,975   2,563,335
                                                        ----------  ----------
    Total life and annuity                           $  68,269,865  68,740,676
                                                        ==========  ==========

Life Insurance and Annuities:

Interest assumptions used in the calculation of future policy benefits for Traditional Life Policies are as follows:

Participating term                                             9.28%
Participating permanent                               8.68% to 9.28%
Non - Participating term                              6.00% to 8.91%
Non - Participating permanent                         6.09% to 7.09%

Future policy benefits for Payout Annuities use the original pricing interest rates.

Mortality and withdrawal assumptions are based on the Company's experience.

Health Insurance:

Interest assumptions used for future policy benefits on the health policies are calculated using a level interest rate of 6%.

Morbidity for Income Replacement policies for active lives is based on a modified 1985 CIDA and for disabled lives is based on the 1985 CIDA. Morbidity for In Hospital Cash policies is based on the 1966--67 Intercompany Experience table.

The Active Life Reserves for Issue Age Standardized Medicare Supplement Plans, Attained Age Standardized Medicare Supplement Plans, and TRICARE Supplement Plans are valued on a net level basis using 6% interest, and each uses different modifications of 1994 Tillinghast claim costs.

Termination assumptions are based on Life Company and industry experience.

                                      45                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(10)  Capital stock
      -------------

      The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock, 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F issued at $100 (not in thousands) par value. During 2001, the Company issued 100,000 shares of Series G Annually Adjustable Noncumulative Perpetual Preferred Stock at $100 (not in thousands) par value plus $10,000 of additional paid-in capital. All of the preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A-G preferred stock. The dividend rate for the series A-F preferred stock is equal to 65% of the cost of the funds for CAPCO on Commercial paper having a 180-day maturity on the first business day of each dividend period. The dividend rate for the series G preferred stock is 6.16% through December 15, 2006 when the rate will reset using the five-year treasury rate plus 1.75%. The preferred stock has a liquidation value of $100 (not in thousands) per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, Series F, and Series G at par value plus accrued and unpaid dividends. Preferred stock dividends of $1,977, $2,529, and $1,993 were paid in 2001, 2000, and 1999, respectively and $114, $113, and $98 were accrued for each year after the last payments on December 15, 2001, 2000, and 1999, respectively.

      The Company has authorized 30,000 shares of common capital stock, $100 (not in thousands) par value, of which 25,000 shares were issued and outstanding at December 31, 2001, 2000, and 1999. Dividends of $40,000, $15,000, and $86,000 were paid in cash on the common stock during 2001, 2000, and 1999, respectively, as well as a $25 non-cash dividend during 2001.

(11)  Unassigned surplus and dividend restrictions
      --------------------------------------------

      Texas law limits the payment of ordinary dividends to shareholders. The maximum ordinary dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31, less any dividends made within the preceding 12 months. As a result, ordinary dividend payments to shareholders are limited to approximately $54,614 in 2002. Dividends are paid as determined by the Board of Directors and at its discretion.
      Extraordinary dividends approved by the Texas Department of Insurance, totaling $0, $0, and $87,993 and were paid in 2001, 2000, and 1999, respectively.

      The Texas Department of Insurance imposes minimum risk-based capital
      (RBC) requirements on insurance companies that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Life Company's and its subsidiaries' current statutory capital and surplus are in excess of the threshold RBC requirements.

(12)  Business segments
      -----------------

      The significant business segments of the Company are life insurance, annuity products, and health insurance that are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual and group supplement accident and health policies.

                                      46                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 2001, 2000, and 1999:

                                                     2001        2000        1999
                                                     ----        ----        ----

Revenues:
---------
Premiums
  Life                                        $     312,972     296,640     297,445
  Annuity                                            16,830      10,626      11,499
  Health                                            148,463     120,925      89,848
                                                  ---------   ---------   ---------
                                                    478,265     428,191     398,792
                                                  ---------   ---------   ---------

Investment income, net:
  Life                                        $     201,270     198,093     191,850
  Annuity                                           282,037     282,882     288,574
  Health                                              4,408       4,009       3,951
                                                  ---------   ---------   ---------
                                                    487,715     484,984     484,375
                                                  ---------   ---------   ---------

Realized capital gains (losses), net:
  Life                                        $     (10,190)    (16,067)       (668)
  Annuity                                           (24,109)    (49,922)      1,081
  Health                                                  -           -           -
                                                  ---------   ---------   ---------
                                                    (34,299)    (65,989)        413
                                                  ---------   ---------   ---------

Fees, sales, loan income and other revenues:
  Life                                        $         311      (2,490)     (1,092)
  Annuity                                            15,947      17,231      14,600
  Health                                             16,796      16,538      13,920
                                                  ---------   ---------   ---------
                                                     33,054      31,279      27,428
                                                  ---------   ---------   ---------

  Total revenues:                             $     964,735     878,465     911,008
                                                  =========   =========   =========

Income before income taxes:
---------------------------
  Life                                        $      94,809     107,483     100,787
  Annuity                                            18,139      (1,664)     49,844
  Health                                            (11,088)    (17,580)    (11,396)
                                                  ---------   ---------   ---------
                                              $     101,860      88,239     139,235
                                                  =========   =========   =========
Income tax expense (benefit):
-----------------------------
  Life                                        $      32,777      43,330      33,265
  Annuity                                             6,267      (4,414)     16,338
  Health                                             (3,826)     (6,925)     (3,792)
                                                  ---------   ---------   ---------
                                              $      35,218      31,991      45,811
                                                  =========   =========   =========

Total assets:
-------------
  Life                                        $   3,909,310   3,663,174   3,572,155
  Annuity                                         5,081,762   4,932,744   4,980,063
  Health                                             90,469      83,381      57,196
                                                  ---------   ---------   ---------
                                              $   9,081,541   8,679,299   8,609,414
                                                  =========   =========   =========

                                      47                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

      Effective March 6, 2002, the Company discontinued selling TRICARE supplement health insurance. The Company recognized the Department of Defense's reforms to the TRICARE program substantially improved health coverage for all military beneficiaries and reduced the Company's members' need for this supplemental health insurance. This event is not expected to have a material impact on the operations of the Company.

(13)  Employee benefit plans
      ----------------------

      (a)  Pension plan
           ------------

           Substantially all employees are covered under a pension plan administered by USAA which is accounted for on a group basis. The benefits are determined based on years of service and the employee's final average pay, as defined in the plan, at the date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $3,572, $3,922 and $3,877 in 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000 a liability of $134 and $2,157, respectively, has been recorded which represents the excess of net periodic pension cost allocated to the Company over its allocated funding requirements.

      (b)  Postretirement benefit plan
           ---------------------------

           Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $1,358, $1,555, and $1,052 in 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, a liability of $6,500, and $5,142, respectively, has been recorded which represents the under-funding of the Company's allocated funding requirements under the net periodic postretirement benefit cost allocated to the Company.

      (c)  Contributory retirement plan
           ----------------------------

           Substantially all employees of the Company are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. The Company's contributions vest on a graduated basis up to 100% after five years of credited service. In 2001, 2000, and 1999, the Company's contributions to the plan totaled $3,080, $2,584 and $2,577, respectively.

(14)  Separate accounts
      -----------------

      The Separate Account and the Life Insurance Separate Account (Separate Accounts) are segregated asset accounts established under Texas law through which Life Company invests the premium payments received from contract owners and policy owners, respectively. The assets of the Separate Accounts are the property of Life Company. However, only the assets of the Separate Accounts in excess of the reserves, and other contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business Life Company may conduct. In accordance with the contracts and policies, income, gains and losses, whether or not realized, are credited to, or charged against the Separate Accounts and excluded from Life Company. Life Company's obligations arising under the contracts and policies are general corporate obligations.

                                      48                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

      Each Separate Account currently is divided into eighteen variable fund accounts, each of which invests in a corresponding fund. The funds that are available under this contract or policy include five funds of the USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Life Investment Funds, the Growth Portfolio of the Alger American Funds, three funds of the Fidelity VIP portfolio, and eight funds of the Vanguard Variable Insurance Fund. The accumulated unit value of the contract or policy in a variable fund account will vary, primarily based on the investment experience of the Fund in whose shares the variable funds account invest. The value of the funds' securities is carried at market value.

      Life Company incurs mortality expenses on behalf of the Separate Accounts' contract holders and policy owners. Life Company also incurs administrative expenses on behalf of contract and policy owners. Life Company collects fees for these expenses from both contract holders and policy owners at set amounts. In addition, Life Company incurs variou expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreements. Life Company, out of its general account, has agreed to pay directly, or reimburse the Trust, for Trust expenses exceeding established limits. Such reimbursements were not significant in 2001, 2000, and 1999.

(15)  Commitments and contingencies
      -----------------------------

      The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policy holders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

      There are currently several insurance companies which have substantial amounts of life, annuity and health business in the process of liquidation or rehabilitation. The Company received net refunds of $336 and paid $62 and $323 to various state guaranty associations during the years ended December 31, 2001, 2000, and 1999, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 2001 and 2000, other liabilities include $7,148 and $5,194 respectively, related to estimated assessments.

      The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements

     1. Part A. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for its fiscal years ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998, December 31, 1997, and December 31, 1996, respectively, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995) is included in Part A of this Registration Statement.

     2. Part B. The most recent audited Financial Statements of the Separate Account are included in Part B of the Registration Statement as follows.

          Financial Statements and Financial Highlights as of December 31, 2001, and for each of the years or periods presented:

          Independent Auditors' Report
          Statements of Assets & Liabilities
          Statements of Operations
          Statements of Changes in Net Assets
          Notes to Financial Statements

     3. Part B. The following Financial Statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration
          Statement:

          Consolidated Financial Statements as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001:

          Independent Auditors' Report
          Consolidated Balance Sheets
          Consolidated Statements of Income
          Consolidated Statements of Stockholders' Equity
          Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements

(b)  Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

     2.   Not Applicable.

     3. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)

     4.   (a)   Form of Flexible Premium Deferred Combination Fixed and Variable
                Annuity Contract, including endorsements.(3)

          (b)   TSA Loan Endorsement.(3)


          (c)   Elimination of Fixed Fund Withdrawal Charge Endorsement.(7)


     5.   (a)   Forms of Applications for Flexible Premium Deferred Combination
                Fixed and Variable Annuity Contract.(3)

          (b)   Telephone Authorization Form.(3)

          (c)   Section 1035 Exchange Form.(3)

     6.   (a)   Articles of Incorporation of USAA Life Insurance Company, as
                amended.(5)


          (b)   Bylaws of USAA Life Insurance Company, as amended April 17,
                2000.(7)


     7.   Not Applicable.

     8.   (a)   Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account
                Services, dated February 3, 1995.(3)

          (b) (i) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 14, 1994, amended February 7, 1997, amended and restated to encompass variable universal life insurance, February 26, 1998, amended and restated, November 18, 1998, and amended and restated, December 31, 1999.(5)


              (ii) First Amendment to the Amended and Restated Underwriting and Administrative Services Agreement, dated May 23, 2001.(7)


          (c) (i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

              (iii) Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998.(4)

          (d) (i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

              (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

          (e) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

          (f) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001.(6)

     9. Opinion and Consent of Counsel concerning the legality of the securities being registered.(6)


     10.  Consent of KPMG LLP, Independent Auditors. (Filed herewith.)


     11.  Not Applicable.

     12.  (a)   Subscription Agreement by and between USAA Life Insurance
                Company and USAA Life Investment Trust, dated December 16,
                1994.(3)

          (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

     13.  (a)   Schedules showing computation of yield quotation for the USAA
                Life Money Market Variable Fund Account for the seven days ended
                December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account.(1)

     14.  Financial Data Schedule, (See Exhibit 27 below).


     15.  Not applicable.



     16.  (a)   Power of Attorney for Robert G. Davis.(2)
          (b)   Powers of Attorney for James M. Middleton, Bradford W. Rich, and
                Josue Robles, Jr.(5)
          (c)   Powers of Attorney for Russell A. Evenson and
                Larkin W. Fields.(7)
          (d)   Power of Attorney for Edward R. Dinstel. (Filed herewith.)



     17. Persons Controlled By or Under Common Control with Registrant. (Filed herewith.)


     27. Financial Data Schedule. (Inapplicable, because, not withstanding Item 24(b)(14) of Form N-4, the Commission staff has advised that no such schedule is required).

---------------
1 Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
2 Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
3 Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
4 Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
5 Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
6 Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.

7 Previously filed on March 1, 2002 in Post-Effective Amendment No. 9 to this Registration Statement.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.


         Directors:                      Positions & Offices on the Board:
         ----------                      ---------------------------------
         Robert G. Davis                 Director and Chairman
         James M. Middleton              Director and Vice Chairman
         Edward R. Dinstel               Director
         Russell A. Evenson              Director
         Larkin W. Fields                Director
         Bradford W. Rich                Director
         Josue Robles, Jr.               Director

         Officers:                       Positions & Offices with USAA Life:
         ---------                       -----------------------------------
         James M. Middleton              President and Chief Executive Officer
         Edward R. Dinstel               Senior Vice President
         John W. Douglas                 Senior Vice President
         Russell A. Evenson              Senior Vice President
         Larkin W. Fields                Senior Vice President and Treasurer
         William J. O'Connor             Senior Vice President
         Bradford W. Rich                Senior Vice President and Secretary
         Pattie S. McWilliams            Vice President
         Allen R. Pierce                 Vice President
         Cynthia A. Toles                Vice President and Assistant Secretary
         Robert S. Buss                  Assistant Vice President
         Brenda E. Davis                 Assistant Vice President
         Sharon L. Kaminsky              Assistant Vice President
         W. James Nabholz                Assistant Vice President and Assistant
                                         Secretary
         Layne C. Roetzel                Assistant Vice President
         Diana L. Scheel                 Assistant Vice President
         James Vitali                    Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit 17 hereto and incorporated by reference in response to this item.

ITEM 27.     NUMBER OF CONTRACT OWNERS


     As of March 31, 2002, there were 8,821 owners of Contracts covered by this Registration Statement.

ITEM 28.     INDEMNIFICATION

     The information called for by this Item is incorporated herein by reference to Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.


         Directors:                      Positions & Offices with USAA IMCO:
         ----------                      -----------------------------------
         Robert G. Davis                 Director and Chairman
         Christopher W. Claus            Director and Vice Chairman
         Kenneth E. Willmann             Director

         Officers:                       Positions with USAA IMCO:
         ---------                       -------------------------
         Christopher W. Claus            CEO and President
         David M. Holmes                 Senior Vice President and Senior
                                         Financial Officer
         Kenneth E. Willmann             Senior Vice President
         Mark S. Howard                  Senior Vice President
         Michael D. Wagner               Vice President, Secretary and Counsel


(c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31.     MANAGEMENT SERVICES

     None.

ITEM 32.     UNDERTAKINGS

     (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

     (d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

     Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 25th day of April, 2002.

                                  Separate Account
                                  of USAA Life Insurance Company
                                  (Registrant)

                                  By:  USAA Life Insurance Company
                                       (On behalf of Registrant and itself)

                                  By:  /s/ James M. Middleton
                                     ---------------------------------
                                       James M. Middleton
                                       President and Chief Executive Officer

Attest:  /s/ Cynthia A. Toles
       ------------------------------------
             Cynthia A. Toles
             Vice President and Assistant Secretary


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:


(NAME)                      (TITLE)                              (DATE)
Robert G. Davis             Chairman

James M. Middleton          Vice Chairman, President and         April 25, 2002
                            Chief Executive Officer

Edward R. Dinstel           Director                             April 25, 2002

Russell A. Evenson          Director                             April 25, 2002

Larkin W. Fields            Director and Treasurer               April 25, 2002

Bradford W. Rich            Director                             April 22, 2002

Josue Robles, Jr.           Director                             April 23, 2002



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

                                  EXHIBIT INDEX


EXHIBIT                                                                 Page No.
--------------------------------------------------------------------------------

10.      Consent of KPMG LLP, Independent Auditors.

16(d)    Power of Attorney for Edward R. Dinstel.

17.      Persons Controlled By or Under Common Control with Registrant.


                                      8